Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

CORPORATE BONDS - 35.9%	Par	Value
Financials - 16.5%
200 Park Funding Trust, 5.74%, 02/15/2055 (Callable 08/15/2054) (a)	$21,925,000	$21,756,035
ABN AMRO Bank NV
4.75%, 07/28/2025 (a)	63,128,000	62,992,855
4.80%, 04/18/2026 (a)	42,935,000	42,839,893
1.54% to 06/16/2026 then 1 yr. CMT Rate + 0.80%, 06/16/2027 (Callable 06/16/2026) (a)	16,900,000	16,281,740
6.34% to 09/18/2026 then 1 yr. CMT Rate + 1.65%, 09/18/2027 (Callable 09/18/2026) (a)	31,025,000	31,726,292
4.99% to 12/03/2027 then 1 yr. CMT Rate + 0.78%, 12/03/2028 (Callable 12/03/2027) (a)	51,250,000	51,587,621
5.52% to 12/03/2034 then 1 yr. CMT Rate + 1.25%, 12/03/2035 (Callable 12/03/2034) (a)	10,000,000	10,026,550
3.32% to 03/13/2032 then 5 yr. CMT Rate + 1.90%, 03/13/2037 (Callable 12/13/2031) (a)	5,000,000	4,347,169
AEGON Funding Co. LLC, 5.50%, 04/16/2027 (Callable 03/16/2027) (a)	31,625,000	32,057,426
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 (Callable 09/29/2026)	9,350,000	9,035,765
6.45%, 04/15/2027 (Callable 03/15/2027)	19,546,000	20,176,779
5.75%, 06/06/2028 (Callable 05/06/2028)	30,000,000	30,858,168
3.00%, 10/29/2028 (Callable 08/29/2028)	35,393,000	33,259,168
4.63%, 09/10/2029 (Callable 08/10/2029)	8,000,000	7,912,986
3.30%, 01/30/2032 (Callable 10/30/2031)	10,000,000	8,859,537
Aetna, Inc., 6.63%, 06/15/2036	9,165,000	9,773,296
Agree LP
2.90%, 10/01/2030 (Callable 07/01/2030)	5,000,000	4,513,886
4.80%, 10/01/2032 (Callable 07/01/2032)	7,000,000	6,822,023
AIB Group PLC
7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026 (Callable 10/14/2025) (a)	34,199,000	34,700,735
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029 (Callable 09/13/2028) (a)	45,345,000	47,866,370
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (Callable 03/28/2034) (a)	39,575,000	40,284,093
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032 (a)	25,000,000	27,300,119
Air Lease Corp., 5.85%, 12/15/2027 (Callable 11/15/2027)	10,000,000	10,297,151
Aircastle Ltd.
2.85%, 01/26/2028 (Callable 11/26/2027) (a)	12,131,000	11,450,861
6.50%, 07/18/2028 (Callable 06/18/2028) (a)	9,482,000	9,879,111
5.95%, 02/15/2029 (Callable 01/15/2029) (a)	23,000,000	23,653,302
American International Group, Inc., 5.13%, 03/27/2033 (Callable 12/27/2032)	10,500,000	10,514,796
American National Global Funding, 5.55%, 01/28/2030 (a)	15,000,000	15,276,265
American National Group, Inc., 5.75%, 10/01/2029 (Callable 09/01/2029)	16,500,000	16,634,684
AmFam Holdings, Inc., 2.81%, 03/11/2031 (Callable 12/11/2030) (a)	5,900,000	4,888,516
Aon Corp. / Aon Global Holdings PLC, 3.90%, 02/28/2052 (Callable 08/28/2051)	5,000,000	3,704,488
Aon Global Ltd., 4.45%, 05/24/2043 (Callable 02/24/2043)	1,274,000	1,065,779
Aon North America, Inc., 5.75%, 03/01/2054 (Callable 09/01/2053)	10,600,000	10,453,774
Arthur J Gallagher & Co.
3.50%, 05/20/2051 (Callable 11/20/2050)	5,625,000	3,911,560
5.75%, 03/02/2053 (Callable 09/02/2052)	5,000,000	4,890,762
5.75%, 07/15/2054 (Callable 01/15/2054)	9,000,000	8,866,445
ASB Bank Ltd., 5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032 (Callable 06/17/2027) (a)	4,350,000	4,369,110
Australia & New Zealand Banking Group Ltd.
2.95% to 07/22/2025 then 5 yr. CMT Rate + 1.29%, 07/22/2030 (Callable 07/22/2025) (a)	5,000,000	4,965,245
6.74%, 12/08/2032 (a)	38,113,000	40,970,237
5.20% to 09/30/2034 then 1 yr. CMT Rate + 1.47%, 09/30/2035 (Callable 09/30/2034) (a)	37,350,000	36,088,750
2.57% to 11/25/2030 then 5 yr. CMT Rate + 1.70%, 11/25/2035 (Callable 11/25/2030) (a)	15,000,000	12,963,389
Aviation Capital Group LLC
6.25%, 04/15/2028 (Callable 03/15/2028) (a)	31,000,000	32,089,697
5.38%, 07/15/2029 (Callable 06/15/2029) (a)	19,760,000	19,915,922
5.13%, 04/10/2030 (Callable 03/10/2030) (a)	15,000,000	14,917,686
6.38%, 07/15/2030 (Callable 05/15/2030) (a)	6,500,000	6,820,141
Avolon Holdings Funding Ltd.
4.95%, 01/15/2028 (Callable 12/15/2027) (a)	24,000,000	23,899,341
5.38%, 05/30/2030 (Callable 04/30/2030) (a)	8,000,000	8,010,872
Banco Santander SA
5.18%, 11/19/2025	25,983,000	26,026,425
1.72% to 09/14/2026 then 1 yr. CMT Rate + 0.90%, 09/14/2027 (Callable 09/14/2026)	11,325,000	10,841,408
4.38%, 04/12/2028	13,400,000	13,282,283
6.61%, 11/07/2028	15,000,000	15,939,177
5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	15,600,000	15,927,971
3.49%, 05/28/2030	5,000,000	4,656,864
2.75%, 12/03/2030	19,250,000	16,728,018
5.44%, 07/15/2031	10,000,000	10,249,198
3.23% to 11/22/2031 then 1 yr. CMT Rate + 1.60%, 11/22/2032 (Callable 08/22/2031)	35,000,000	30,237,583
6.92%, 08/08/2033	9,800,000	10,396,670
6.35%, 03/14/2034	36,500,000	37,475,016
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	35,000,000	33,734,821
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028 (Callable 04/27/2027)	16,000,000	15,933,798
6.20% to 11/10/2027 then SOFR + 1.99%, 11/10/2028 (Callable 11/10/2027)	11,425,000	11,874,227
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	37,683,000	36,519,538
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029 (Callable 03/05/2028)	14,230,000	13,978,452
2.09% to 06/14/2028 then SOFR + 1.06%, 06/14/2029 (Callable 06/14/2028)	15,000,000	13,870,214
4.27% to 07/23/2028 then 3 mo. Term SOFR + 1.57%, 07/23/2029 (Callable 07/23/2028)	39,821,000	39,337,751
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030 (Callable 07/23/2029)	5,000,000	4,689,256
2.50% to 02/13/2030 then 3 mo. Term SOFR + 1.25%, 02/13/2031 (Callable 02/13/2030)	13,000,000	11,670,139
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	60,000,000	53,891,358
1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	10,000,000	8,599,086
1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	5,000,000	4,278,373
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)	15,000,000	13,202,208
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)	5,000,000	4,270,800
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033 (Callable 02/04/2032)	16,425,000	14,401,281
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034 (Callable 04/25/2033)	16,500,000	16,574,533
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)	10,000,000	10,145,612
7.75%, 05/14/2038	1,138,000	1,349,204
Bank of Ireland Group PLC
2.03% to 09/30/2026 then 1 yr. CMT Rate + 1.10%, 09/30/2027 (Callable 09/30/2026) (a)	20,975,000	20,174,594
5.60% (SOFR + 1.62%), 03/20/2030 (Callable 03/20/2029) (a)	59,975,000	61,414,400
Bank of Montreal
5.37%, 06/04/2027	18,000,000	18,329,336
5.00% to 01/27/2028 then SOFR + 0.67%, 01/27/2029 (Callable 01/27/2028)	15,500,000	15,660,550
3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037 (Callable 01/10/2032)	19,800,000	16,721,654
Bank of Nova Scotia
4.50%, 12/16/2025	8,500,000	8,485,180
5.40%, 06/04/2027	40,000,000	40,810,547
5.25%, 06/12/2028	10,000,000	10,228,199
4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029 (Callable 02/14/2028)	45,000,000	45,275,461
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037 (Callable 02/04/2032)	23,300,000	21,523,367
Banque Federative du Credit Mutuel SA
4.75%, 07/13/2027 (a)	22,290,000	22,348,071
5.19%, 02/16/2028 (a)	14,500,000	14,720,703
5.79%, 07/13/2028 (a)	12,000,000	12,394,539
Barclays PLC
4.34%, 01/10/2028 (Callable 01/08/2027)	20,000,000	19,846,050
6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029 (Callable 09/13/2028)	17,000,000	17,873,722
5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	18,000,000	18,455,017
6.22% to 05/09/2033 then SOFR + 2.98%, 05/09/2034 (Callable 05/09/2033)	52,900,000	55,107,487
6.69% to 09/13/2033 then SOFR + 2.62%, 09/13/2034 (Callable 09/13/2033)	32,225,000	34,551,534
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035 (Callable 09/10/2034)	60,000,000	58,529,807
5.79% to 02/25/2035 then SOFR + 1.59%, 02/25/2036 (Callable 02/25/2035)	18,000,000	18,098,274
Beacon Funding Trust, 6.27%, 08/15/2054 (Callable 02/15/2054) (a)	37,750,000	37,628,156
Belrose Funding Trust, 2.33%, 08/15/2030 (Callable 05/15/2030) (a)	23,950,000	20,886,403
BGC Group, Inc., 6.60%, 06/10/2029 (Callable 05/10/2029)	19,542,000	20,077,424
BNP Paribas SA
4.38%, 05/12/2026 (a)	45,131,000	44,885,027
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027 (Callable 01/13/2026) (a)	28,350,000	27,603,020
4.63%, 03/13/2027 (a)	2,325,000	2,317,081
2.59% to 01/20/2027 then SOFR + 1.23%, 01/20/2028 (Callable 01/20/2027) (a)	2,175,000	2,093,882
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (Callable 09/30/2027) (a)	27,000,000	25,147,852
5.34% (1 yr. CMT Rate + 1.50%), 06/12/2029 (Callable 06/12/2028) (a)	13,025,000	13,255,170
2.16% to 09/15/2028 then SOFR + 1.22%, 09/15/2029 (Callable 09/15/2028) (a)	19,538,000	17,860,877
5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (Callable 01/09/2029) (a)	6,500,000	6,580,227
5.28% to 11/19/2029 then SOFR + 1.28%, 11/19/2030 (Callable 11/19/2029) (a)	32,300,000	32,639,046
2.87% to 04/19/2031 then 3 mo. Term SOFR + 1.39%, 04/19/2032 (Callable 04/19/2031) (a)	32,075,000	28,202,206
3.13% to 01/20/2032 then SOFR + 1.56%, 01/20/2033 (Callable 01/20/2032) (a)	10,000,000	8,715,991
2.59% to 08/12/2030 then 5 yr. CMT Rate + 2.05%, 08/12/2035 (Callable 08/12/2030) (a)	14,000,000	12,044,319
5.91% to 11/19/2034 then SOFR + 1.92%, 11/19/2035 (Callable 11/19/2034) (a)	7,600,000	7,509,863
BPCE SA
1.65% to 10/06/2025 then SOFR + 1.52%, 10/06/2026 (Callable 10/06/2025) (a)	25,000,000	24,588,996
5.72% to 01/18/2029 then SOFR + 1.96%, 01/18/2030 (Callable 01/18/2029) (a)	5,400,000	5,505,015
5.88% to 01/14/2030 then SOFR + 1.68%, 01/14/2031 (Callable 01/14/2030) (a)	8,700,000	8,909,650
2.28% to 01/20/2031 then SOFR + 1.31%, 01/20/2032 (Callable 01/20/2031) (a)	18,350,000	15,522,330
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (Callable 10/19/2031) (a)	43,720,000	37,262,782
7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033) (a)	10,000,000	10,889,302
6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (Callable 01/18/2034) (a)	12,500,000	12,834,955
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (Callable 05/30/2034) (a)	16,000,000	16,115,998
Brown & Brown, Inc.
4.50%, 03/15/2029 (Callable 12/15/2028)	23,825,000	23,635,288
2.38%, 03/15/2031 (Callable 12/15/2030)	36,789,000	31,581,008
4.20%, 03/17/2032 (Callable 12/17/2031)	15,000,000	14,071,846
4.95%, 03/17/2052 (Callable 09/17/2051)	9,500,000	8,188,100
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	15,000,000	15,211,177
4.86% to 03/31/2028 then SOFR + 1.03%, 03/30/2029 (Callable 03/30/2028)	20,000,000	20,071,452
4.63% to 09/11/2029 then SOFR + 1.34%, 09/11/2030 (Callable 09/11/2029)	8,000,000	7,929,917
5.25% to 01/13/2030 then SOFR + 1.11%, 01/13/2031 (Callable 01/13/2030)	15,000,000	15,194,339
6.09%, 10/03/2033 (Callable 07/03/2033)	20,000,000	21,155,313
Cantor Fitzgerald LP
4.50%, 04/14/2027 (Callable 01/14/2027) (a)	17,450,000	17,266,167
7.20%, 12/12/2028 (Callable 11/12/2028) (a)	14,250,000	15,036,391
Capital One Financial Corp.
3.65%, 05/11/2027 (Callable 04/11/2027)	26,750,000	26,192,277
5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	12,938,000	13,154,492
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	36,205,000	37,648,338
3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	23,862,000	22,370,423
7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	8,000,000	8,909,713
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034 (Callable 02/01/2033)	12,700,000	12,798,532
6.05% to 02/01/2034 then SOFR + 2.26%, 02/01/2035 (Callable 02/01/2034)	7,950,000	8,117,328
Centene Corp.
2.45%, 07/15/2028 (Callable 05/15/2028)	18,084,000	16,501,426
3.38%, 02/15/2030 (Callable 04/17/2025)	15,325,000	13,859,883
3.00%, 10/15/2030 (Callable 07/15/2030)	13,061,000	11,423,528
2.50%, 03/01/2031 (Callable 12/01/2030)	50,000,000	42,154,223
2.63%, 08/01/2031 (Callable 05/01/2031)	17,675,000	14,856,134
Charles Schwab Corp., 2.90%, 03/03/2032 (Callable 12/03/2031)	5,000,000	4,393,810
Citigroup, Inc.
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028 (Callable 01/10/2027)	40,600,000	40,099,225
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028 (Callable 07/24/2027)	3,142,000	3,073,613
3.52% to 10/27/2027 then 3 mo. Term SOFR + 1.41%, 10/27/2028 (Callable 10/27/2027)	11,900,000	11,566,126
4.79% to 03/04/2028 then SOFR + 0.87%, 03/04/2029 (Callable 03/04/2028)	40,000,000	40,087,031
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030 (Callable 09/19/2029)	28,350,000	27,967,686
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031 (Callable 03/31/2030)	26,105,000	25,437,493
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031 (Callable 06/03/2030)	25,000,000	22,263,116
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032 (Callable 05/01/2031)	6,000,000	5,212,135
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032 (Callable 11/03/2031)	11,460,000	9,787,952
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033 (Callable 03/17/2032)	18,000,000	16,464,721
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033 (Callable 11/17/2032)	29,000,000	30,777,237
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036 (Callable 03/27/2035)	55,275,000	55,073,964
Citizens Bank NA/Providence RI, 3.75%, 02/18/2026 (Callable 11/18/2025)	12,120,000	12,025,956
Citizens Financial Group, Inc.
2.85%, 07/27/2026 (Callable 04/27/2026)	10,000,000	9,772,536
5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	10,000,000	10,271,603
3.25%, 04/30/2030 (Callable 01/30/2030)	28,925,000	26,571,006
6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)	10,000,000	10,640,566
CNA Financial Corp.
3.45%, 08/15/2027 (Callable 05/15/2027)	12,000,000	11,697,422
3.90%, 05/01/2029 (Callable 02/01/2029)	7,000,000	6,788,851
2.05%, 08/15/2030 (Callable 05/15/2030)	1,000,000	869,772
5.50%, 06/15/2033 (Callable 03/15/2033)	15,225,000	15,523,236
CNO Global Funding
5.88%, 06/04/2027 (a)	37,000,000	37,950,928
4.88%, 12/10/2027 (a)	15,325,000	15,361,359
2.65%, 01/06/2029 (a)	10,000,000	9,248,160
Comerica Bank
4.00%, 07/27/2025	10,000,000	9,965,280
5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033 (Callable 08/25/2032)	15,325,000	14,824,431
Commonwealth Bank of Australia
2.69%, 03/11/2031 (a)	41,000,000	35,794,164
3.78%, 03/14/2032 (a)	17,800,000	16,140,512
5.84%, 03/13/2034 (a)	10,000,000	10,211,487
3.61% to 09/12/2029 then 5 yr. CMT Rate + 2.05%, 09/12/2034 (Callable 09/12/2029) (a)	10,000,000	9,355,392
3.74%, 09/12/2039 (a)	23,500,000	19,145,587
Cooperatieve Rabobank UA
3.75%, 07/21/2026	20,829,000	20,558,360
4.66% to 08/22/2027 then 1 yr. CMT Rate + 1.75%, 08/22/2028 (Callable 08/22/2027) (a)	12,000,000	11,986,202
Corebridge Global Funding
4.90%, 01/07/2028 (a)	18,000,000	18,167,933
5.20%, 01/12/2029 (a)	5,000,000	5,080,142
5.20%, 06/24/2029 (a)	10,000,000	10,161,868
Credit Agricole SA
1.25% to 01/26/2026 then SOFR + 0.89%, 01/26/2027 (Callable 01/26/2026) (a)	20,000,000	19,451,700
4.63% to 09/11/2027 then SOFR + 1.21%, 09/11/2028 (Callable 09/11/2027) (a)	12,000,000	11,964,988
5.23% to 01/09/2028 then SOFR + 1.13%, 01/09/2029 (Callable 01/09/2028) (a)	17,000,000	17,184,081
6.32% to 10/03/2028 then SOFR + 1.86%, 10/03/2029 (Callable 10/03/2028) (a)	34,221,000	35,769,485
3.25%, 01/14/2030 (a)	6,800,000	6,257,605
4.00% to 01/10/2028 then 5 yr. Swap Rate USD + 1.64%, 01/10/2033 (Callable 01/10/2028) (a)	8,000,000	7,721,948
5.51%, 07/05/2033 (a)	32,000,000	32,897,947
6.25% to 01/10/2034 then SOFR + 2.67%, 01/10/2035 (Callable 01/10/2034) (a)	7,000,000	7,155,751
Credit Agricole SA/London, 4.13%, 01/10/2027 (a)	17,867,000	17,738,245
Credit Suisse USA LLC, 7.13%, 07/15/2032	5,063,000	5,706,896
Danske Bank AS
4.30% to 04/01/2027 then 1 yr. CMT Rate + 1.75%, 04/01/2028 (Callable 04/01/2027) (a)	23,530,000	23,361,185
4.61% to 10/02/2029 then 1 yr. CMT Rate + 1.10%, 10/02/2030 (Callable 10/02/2029) (a)	15,000,000	14,794,702
5.02% to 03/04/2030 then 1 yr. CMT Rate + 0.93%, 03/04/2031 (Callable 03/04/2030) (a)	10,000,000	10,022,415
Deutsche Bank AG/New York NY
2.13% to 11/24/2025 then SOFR + 1.87%, 11/24/2026 (Callable 11/24/2025)	22,755,000	22,346,304
7.15% to 07/13/2026 then SOFR + 2.52%, 07/13/2027 (Callable 07/13/2026)	32,425,000	33,330,657
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027 (Callable 11/16/2026)	19,435,000	18,675,452
6.72% to 01/18/2028 then SOFR + 3.18%, 01/18/2029 (Callable 01/18/2028)	10,000,000	10,465,504
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	25,649,000	27,198,760
5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030 (Callable 09/11/2029)	27,750,000	27,617,805
3.73% to 01/14/2031 then SOFR + 2.76%, 01/14/2032 (Callable 10/14/2030)	12,240,000	11,006,132
3.04% to 05/28/2031 then SOFR + 1.72%, 05/28/2032 (Callable 05/28/2031)	14,000,000	12,252,750
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033 (Callable 10/07/2031)	87,215,000	76,638,426
Digital Realty Trust LP, 5.55%, 01/15/2028 (Callable 12/15/2027)	9,775,000	10,005,863
Discover Bank
3.45%, 07/27/2026 (Callable 04/27/2026)	22,000,000	21,630,058
5.97% to 08/09/2028 then 5 yr. Mid Swap Rate USD + 1.73%, 08/09/2028	6,264,000	6,399,559
4.65%, 09/13/2028 (Callable 06/13/2028)	32,508,000	32,212,285
Discover Financial Services
4.10%, 02/09/2027 (Callable 11/09/2026)	38,019,000	37,632,410
7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	23,000,000	26,289,361
DNB Bank ASA, 1.54% to 05/25/2026 then 1 yr. CMT Rate + 0.72%, 05/25/2027 (Callable 05/25/2026) (a)	15,000,000	14,498,807
Elevance Health, Inc.
5.20%, 02/15/2035 (Callable 11/15/2034)	9,975,000	10,007,242
5.10%, 01/15/2044	1,584,000	1,464,102
4.38%, 12/01/2047 (Callable 06/01/2047)	8,650,000	7,095,346
5.13%, 02/15/2053 (Callable 08/15/2052)	8,150,000	7,311,312
5.70%, 02/15/2055 (Callable 08/15/2054)	13,825,000	13,476,112
Equitable Financial Life Global Funding, 5.45%, 03/03/2028 (a)	6,000,000	6,141,872
Equitable Holdings, Inc., 4.57%, 02/15/2029 (Callable 11/15/2028) (a)	2,183,000	2,151,153
Extra Space Storage LP
5.70%, 04/01/2028 (Callable 03/01/2028)	25,000,000	25,679,438
5.50%, 07/01/2030 (Callable 05/01/2030)	10,000,000	10,253,379
2.55%, 06/01/2031 (Callable 03/01/2031)	10,750,000	9,320,505
5.40%, 06/15/2035 (Callable 03/15/2035)	9,050,000	8,997,658
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/2027 (a)	24,325,000	24,310,709
5.70%, 03/14/2028 (a)	18,700,000	19,284,994
Fifth Third Bancorp, 4.77% to 07/28/2029 then SOFR + 2.13%, 07/28/2030 (Callable 07/28/2029)	7,525,000	7,480,412
Five Corners Funding Trust II, 2.85%, 05/15/2030 (Callable 02/15/2030) (a)	30,000,000	27,309,218
Five Corners Funding Trust III, 5.79%, 02/15/2033 (Callable 11/15/2032) (a)	8,000,000	8,252,466
Five Corners Funding Trust IV, 6.00%, 02/15/2053 (Callable 08/15/2052) (a)	10,000,000	10,151,563
FMR LLC, 4.95%, 02/01/2033 (a)	1,750,000	1,745,275
Globe Life, Inc., 4.55%, 09/15/2028 (Callable 06/15/2028)	5,000,000	4,990,318
Goldman Sachs Bank USA/New York NY, 5.41% to 05/21/2026 then SOFR + 0.75%, 05/21/2027 (Callable 05/21/2026)	5,000,000	5,047,354
Goldman Sachs Capital I, 6.35%, 02/15/2034	1,553,000	1,639,815
Goldman Sachs Group, Inc.
2.64% to 02/24/2027 then SOFR + 1.11%, 02/24/2028 (Callable 02/24/2027)	89,350,000	86,242,780
3.69% to 06/05/2027 then 3 mo. Term SOFR + 1.77%, 06/05/2028 (Callable 06/05/2027)	23,775,000	23,320,762
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029 (Callable 04/23/2028)	10,000,000	9,762,878
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029 (Callable 05/01/2028)	43,348,000	42,750,005
3.80%, 03/15/2030 (Callable 12/15/2029)	30,000,000	28,689,250
5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030 (Callable 07/23/2029)	15,000,000	15,124,330
4.69% to 10/23/2029 then SOFR + 1.14%, 10/23/2030 (Callable 10/23/2029)	15,000,000	14,907,800
1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	10,000,000	8,467,720
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	9,625,000	8,404,010
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	30,000,000	25,694,757
Guardian Life Global Funding, 5.55%, 10/28/2027 (a)	16,350,000	16,784,218
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (Callable 07/22/2069) (a)	10,461,000	7,154,870
4.85%, 01/24/2077 (a)	24,727,000	21,117,551
Hanover Insurance Group, Inc., 2.50%, 09/01/2030 (Callable 06/01/2030)	10,550,000	9,261,409
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (Callable 03/01/2030) (a)	6,125,000	5,433,376
Healthpeak OP LLC, 5.25%, 12/15/2032 (Callable 09/15/2032)	4,000,000	4,016,875
High Street Funding Trust II, 4.68%, 02/15/2048 (Callable 11/15/2047) (a)	2,000,000	1,694,865
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034 (Callable 08/15/2034) (a)	15,000,000	14,610,180
Host Hotels & Resorts LP, 5.50%, 04/15/2035 (Callable 01/15/2035)	6,000,000	5,879,100
HSBC Bank USA NA, 7.00%, 01/15/2039	4,200,000	4,737,619
HSBC Holdings PLC
1.65% to 04/18/2025 then SOFR + 1.54%, 04/18/2026 (Callable 04/18/2025)	10,375,000	10,360,249
4.29% to 09/12/2025 then 3 mo. Term SOFR + 1.61%, 09/12/2026 (Callable 09/12/2025)	7,450,000	7,433,316
2.01% to 09/22/2027 then SOFR + 1.73%, 09/22/2028 (Callable 09/22/2027)	17,286,000	16,173,554
4.90% to 03/03/2028 then SOFR + 1.03%, 03/03/2029 (Callable 03/03/2028)	26,000,000	26,061,040
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029 (Callable 03/09/2028)	8,250,000	8,550,157
4.58% to 06/19/2028 then 3 mo. Term SOFR + 1.80%, 06/19/2029 (Callable 06/19/2028)	35,000,000	34,689,372
2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	23,200,000	21,258,580
3.97% to 05/22/2029 then 3 mo. Term SOFR + 1.87%, 05/22/2030 (Callable 05/22/2029)	9,000,000	8,661,220
5.29% to 11/19/2029 then SOFR + 1.29%, 11/19/2030 (Callable 11/19/2029)	24,600,000	24,854,838
2.80% to 05/24/2031 then SOFR + 1.19%, 05/24/2032 (Callable 05/24/2031)	37,085,000	32,437,664
Humana, Inc., 5.55%, 05/01/2035 (Callable 02/01/2035)	22,000,000	21,749,040
Huntington Bancshares, Inc./OH
4.44% to 08/04/2027 then SOFR + 1.97%, 08/04/2028 (Callable 08/04/2027)	9,500,000	9,435,957
5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)	16,000,000	16,170,258
5.02% to 05/17/2032 then SOFR + 2.05%, 05/17/2033 (Callable 05/17/2032)	3,775,000	3,687,330
5.71% to 02/02/2034 then SOFR + 1.87%, 02/02/2035 (Callable 02/02/2034)	10,150,000	10,258,112
Huntington National Bank
4.27%, 11/25/2026	4,600,000	4,547,379
5.65%, 01/10/2030 (Callable 11/10/2029)	1,500,000	1,548,273
ING Groep NV, 5.55% to 03/19/2034 then SOFR + 1.77%, 03/19/2035 (Callable 03/19/2034)	6,000,000	6,047,445
Jackson National Life Global Funding
5.60%, 04/10/2026 (a)	11,300,000	11,405,323
4.90%, 01/13/2027 (a)	25,400,000	25,510,482
5.55%, 07/02/2027 (a)	30,000,000	30,566,205
Janus Henderson US Holdings, Inc., 5.45%, 09/10/2034 (Callable 06/10/2034)	10,000,000	9,667,358
Jefferies Financial Group, Inc.
5.88%, 07/21/2028 (Callable 06/21/2028)	18,000,000	18,482,136
4.15%, 01/23/2030	10,000,000	9,582,295
6.20%, 04/14/2034 (Callable 01/14/2034)	20,000,000	20,386,507
6.25%, 01/15/2036	1,390,000	1,423,979
JPMorgan Chase & Co.
1.58% to 04/22/2026 then SOFR + 0.89%, 04/22/2027 (Callable 04/22/2026)	50,000,000	48,483,131
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	12,025,000	11,501,966
5.57% to 04/22/2027 then SOFR + 0.93%, 04/22/2028 (Callable 04/22/2027)	3,000,000	3,059,955
4.98% to 07/22/2027 then SOFR + 0.93%, 07/22/2028 (Callable 07/22/2027)	42,500,000	42,879,261
4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028 (Callable 07/25/2027)	60,619,000	61,006,251
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028 (Callable 10/22/2027)	34,000,000	33,965,701
4.92% to 01/24/2028 then SOFR + 0.80%, 01/24/2029 (Callable 01/24/2028)	25,000,000	25,237,720
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	25,000,000	23,146,843
5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	10,000,000	10,203,985
6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	30,000,000	31,410,149
3.70% to 05/06/2029 then 3 mo. Term SOFR + 1.42%, 05/06/2030 (Callable 05/06/2029)	15,000,000	14,433,995
2.52% to 04/22/2030 then SOFR + 2.04%, 04/22/2031 (Callable 04/22/2030)	28,000,000	25,124,958
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	22,000,000	18,715,249
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	10,000,000	8,786,308
5.35% to 06/01/2033 then SOFR + 1.85%, 06/01/2034 (Callable 06/01/2033)	2,500,000	2,540,633
5.77% to 04/22/2034 then SOFR + 1.49%, 04/22/2035 (Callable 04/22/2034)	26,500,000	27,541,620
5.60%, 07/15/2041	4,106,000	4,190,893
KBC Group NV
5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (Callable 01/19/2028) (a)	18,500,000	19,005,003
4.93% to 10/16/2029 then 1 yr. CMT Rate + 1.07%, 10/16/2030 (Callable 10/16/2029) (a)	18,375,000	18,382,103
Kemper Corp., 3.80%, 02/23/2032 (Callable 11/23/2031)	8,000,000	7,197,906
KeyBank NA, 3.40%, 05/20/2026	18,965,000	18,674,922
KeyBank NA/Cleveland OH
4.90%, 08/08/2032	6,000,000	5,734,569
5.00%, 01/26/2033 (Callable 10/26/2032)	5,000,000	4,869,410
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (a)	2,087,000	2,070,499
3.95%, 10/15/2050 (Callable 04/15/2050) (a)	2,231,000	1,634,667
5.50%, 06/15/2052 (Callable 12/15/2051) (a)	5,150,000	4,773,655
Liberty Mutual Insurance Co., 7.70%, 10/15/2097 (a)	465,000	527,815
Lincoln National Corp., 3.05%, 01/15/2030 (Callable 10/15/2029)	24,650,000	22,739,744
Lloyds Banking Group PLC
1.63% to 05/11/2026 then 1 yr. CMT Rate + 0.85%, 05/11/2027 (Callable 05/11/2026)	10,000,000	9,672,489
3.57% to 11/07/2027 then 3 mo. LIBOR US + 1.21%, 11/07/2028 (Callable 11/07/2027) (b)	18,500,000	17,965,990
5.09% to 11/26/2027 then 1 yr. CMT Rate + 0.85%, 11/26/2028 (Callable 11/26/2027)	30,000,000	30,297,454
5.68% to 01/05/2034 then 1 yr. CMT Rate + 1.75%, 01/05/2035 (Callable 01/05/2034)	12,000,000	12,137,590
5.59% to 11/26/2034 then 1 yr. CMT Rate + 1.20%, 11/26/2035 (Callable 11/26/2034)	15,000,000	15,059,791
LPL Holdings, Inc.
6.75%, 11/17/2028 (Callable 10/17/2028)	36,030,000	38,091,621
5.20%, 03/15/2030 (Callable 02/15/2030)	13,375,000	13,429,993
4.38%, 05/15/2031 (Callable 05/15/2026) (a)	5,000,000	4,757,383
6.00%, 05/20/2034 (Callable 02/20/2034)	25,467,000	25,991,448
5.65%, 03/15/2035 (Callable 12/15/2034)	12,000,000	11,882,811
LXP Industrial Trust
6.75%, 11/15/2028 (Callable 10/15/2028)	11,974,000	12,662,408
2.70%, 09/15/2030 (Callable 06/15/2030)	14,800,000	13,021,780
2.38%, 10/01/2031 (Callable 07/01/2031)	5,747,000	4,792,855
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (Callable 02/26/2029) (a)	6,115,000	6,320,605
Macquarie Bank Ltd., 3.62%, 06/03/2030 (a)	12,550,000	11,627,549
Macquarie Group Ltd.
3.76% to 11/28/2027 then 3 mo. LIBOR US + 1.37%, 11/28/2028 (Callable 11/28/2027) (a)(b)	9,000,000	8,784,821
2.87% to 01/14/2032 then SOFR + 1.53%, 01/14/2033 (Callable 01/14/2032) (a)	44,025,000	37,879,648
4.44% to 06/21/2032 then SOFR + 2.41%, 06/21/2033 (Callable 06/21/2032) (a)	9,000,000	8,569,972
6.26% to 12/07/2033 then SOFR + 2.30%, 12/07/2034 (Callable 12/07/2033) (a)	12,500,000	13,230,134
Manulife Financial Corp., 5.38%, 03/04/2046	5,150,000	5,025,057
Maple Grove Funding Trust I, 4.16%, 08/15/2051 (Callable 02/15/2051) (a)	28,600,000	19,784,428
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 (Callable 08/15/2030)	5,000,000	4,417,058
5.88%, 08/01/2033	8,429,000	8,916,775
4.35%, 01/30/2047 (Callable 07/30/2046)	3,450,000	2,917,191
5.45%, 03/15/2053 (Callable 09/15/2052)	3,700,000	3,590,217
Massachusetts Mutual Life Insurance Co.
5.38%, 12/01/2041 (a)	6,000,000	5,495,464
5.67%, 12/01/2052 (Callable 06/01/2052) (a)	20,000,000	19,730,151
5.08% (3 mo. LIBOR US + 3.19%), 02/15/2069 (Callable 02/15/2049) (a)(b)	40,670,000	36,008,055
3.73%, 10/15/2070 (a)	17,472,000	11,540,970
4.90%, 04/01/2077 (a)	11,175,000	9,279,857
MBIA Insurance Corp., 15.82% (3 mo. Term SOFR + 11.52%), 01/15/2033 (Callable 01/15/2028) (a)(c)	714,000	25,882
MetLife, Inc., 4.88%, 11/13/2043	3,375,000	3,085,737
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (a)	22,375,000	20,579,518
1.55%, 01/07/2031 (a)	650,000	547,800
5.15%, 03/28/2033 (a)	19,475,000	19,529,683
Mitsubishi UFJ Financial Group, Inc.
1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027 (Callable 07/20/2026)	10,350,000	9,958,205
5.02% to 07/20/2027 then 1 yr. CMT Rate + 1.95%, 07/20/2028 (Callable 07/20/2027)	6,700,000	6,763,635
5.35% to 09/13/2027 then 1 yr. CMT Rate + 1.90%, 09/13/2028 (Callable 09/13/2027)	13,600,000	13,855,183
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031 (Callable 02/22/2030)	3,525,000	3,624,898
5.43% to 04/17/2034 then 1 yr. CMT Rate + 1.00%, 04/17/2035 (Callable 04/17/2034)	7,000,000	7,082,603
Mizuho Financial Group, Inc.
1.23% to 05/22/2026 then 1 yr. CMT Rate + 0.67%, 05/22/2027 (Callable 05/22/2026)	8,000,000	7,699,402
5.41% to 09/13/2027 then 1 yr. CMT Rate + 2.05%, 09/13/2028 (Callable 09/13/2027)	6,725,000	6,856,235
5.78% to 07/06/2028 then 1 yr. CMT Rate + 1.65%, 07/06/2029 (Callable 07/06/2028)	10,000,000	10,322,463
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031 (Callable 09/08/2030)	10,000,000	8,597,772
Morgan Stanley
3.59% (3 mo. LIBOR US + 134.00%), 07/22/2028 (Callable 07/22/2027) (b)	12,000,000	11,701,108
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	62,625,000	65,126,638
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029 (Callable 01/24/2028)	1,000,000	978,129
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029 (Callable 02/01/2028)	8,300,000	8,413,720
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031 (Callable 04/01/2030)	10,000,000	9,442,109
1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032 (Callable 04/28/2031)	25,000,000	20,945,516
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	25,000,000	21,286,371
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033 (Callable 10/18/2032)	20,000,000	21,457,332
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	8,000,000	8,093,210
Mutual of Omaha Cos. Global Funding, 5.35%, 04/09/2027 (a)	12,000,000	12,164,749
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064 (Callable 10/16/2053) (a)	9,500,000	9,656,939
National Australia Bank Ltd.
2.33%, 08/21/2030 (a)	83,282,000	72,451,620
2.99%, 05/21/2031 (a)	19,911,000	17,557,291
6.43%, 01/12/2033 (a)	28,262,000	29,847,445
3.93% to 08/02/2029 then 5 yr. CMT Rate + 1.88%, 08/02/2034 (Callable 08/02/2029) (a)	10,000,000	9,482,134
5.90% to 01/14/2035 then 1 yr. CMT Rate + 1.30%, 01/14/2036 (Callable 01/14/2035) (a)	9,000,000	9,132,646
3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (Callable 01/12/2032) (a)	10,000,000	8,768,798
National Bank of Canada
4.95% to 02/01/2027 then SOFR + 0.80%, 02/01/2028 (Callable 02/01/2027)	10,000,000	10,066,954
5.60%, 12/18/2028	13,000,000	13,400,707
4.50%, 10/10/2029	15,000,000	14,838,322
Nationwide Building Society
4.00%, 09/14/2026 (a)	73,507,000	72,594,987
6.56% to 10/18/2026 then SOFR + 1.91%, 10/18/2027 (Callable 10/18/2026) (a)	12,000,000	12,326,041
4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029 (Callable 03/08/2028) (a)(b)	3,448,000	3,399,838
3.96% to 07/18/2029 then 3 mo. LIBOR US + 1.86%, 07/18/2030 (Callable 07/18/2029) (a)(b)	32,627,000	31,377,833
Nationwide Financial Services, Inc., 3.90%, 11/30/2049 (Callable 05/30/2049) (a)	10,000,000	7,562,738
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (a)	18,340,000	24,068,621
4.35%, 04/30/2050 (Callable 10/30/2049) (a)	25,000,000	19,141,809
NatWest Group PLC
5.85% to 03/02/2026 then 1 yr. CMT Rate + 1.35%, 03/02/2027 (Callable 03/02/2026)	13,000,000	13,136,070
1.64% to 06/14/2026 then 1 yr. CMT Rate + 0.90%, 06/14/2027 (Callable 06/14/2026)	35,000,000	33,767,808
3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028 (Callable 05/22/2027)	9,236,000	8,936,506
5.52% to 09/30/2027 then 1 yr. CMT Rate + 2.27%, 09/30/2028 (Callable 09/30/2027)	10,000,000	10,181,960
4.89% to 05/18/2028 then 3 mo. LIBOR US + 1.75%, 05/18/2029 (Callable 05/18/2028) (b)	26,150,000	26,198,852
5.81% to 09/13/2028 then 1 yr. CMT Rate + 1.95%, 09/13/2029 (Callable 09/13/2028)	65,500,000	67,592,690
5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030 (Callable 01/27/2029) (b)	7,000,000	7,043,463
4.45% to 05/08/2029 then 3 mo. LIBOR US + 1.87%, 05/08/2030 (Callable 05/08/2029) (b)	35,000,000	34,313,105
6.02% to 03/02/2033 then 1 yr. CMT Rate + 2.10%, 03/02/2034 (Callable 03/02/2033)	4,700,000	4,899,816
5.78% to 03/01/2034 then 1 yr. CMT Rate + 1.50%, 03/01/2035 (Callable 03/01/2034)	12,000,000	12,239,698
NatWest Markets PLC, 5.42%, 05/17/2027 (a)	32,050,000	32,642,929
New York Life Global Funding, 5.00%, 06/06/2029 (a)	18,000,000	18,373,329
New York Life Insurance Co.
6.75%, 11/15/2039 (a)	12,026,000	13,624,517
3.75%, 05/15/2050 (Callable 11/15/2049) (a)	17,000,000	12,525,108
4.45%, 05/15/2069 (Callable 11/15/2068) (a)	16,000,000	12,486,717
NNN REIT, Inc., 5.50%, 06/15/2034 (Callable 03/15/2034)	6,800,000	6,834,923
Nomura Holdings, Inc.
1.65%, 07/14/2026	32,975,000	31,736,617
5.59%, 07/02/2027	20,000,000	20,385,281
5.39%, 07/06/2027	10,000,000	10,149,325
2.17%, 07/14/2028	16,055,000	14,821,174
2.71%, 01/22/2029	8,000,000	7,409,010
3.10%, 01/16/2030	2,000,000	1,843,932
Old Republic International Corp., 5.75%, 03/28/2034 (Callable 12/28/2033)	15,000,000	15,353,700
Penn Mutual Life Insurance Co., 3.80%, 04/29/2061 (a)	17,038,000	11,196,630
Pine Street Trust III, 6.22%, 05/15/2054 (Callable 11/15/2053) (a)	10,000,000	10,238,738
Principal Life Global Funding II
5.50%, 06/28/2028 (a)	40,500,000	41,603,362
5.10%, 01/25/2029 (a)	13,725,000	13,944,483
Prologis LP
4.75%, 06/15/2033 (Callable 03/15/2033)	19,425,000	19,053,916
5.13%, 01/15/2034 (Callable 10/15/2033)	21,575,000	21,630,904
Protective Life Corp.
4.30%, 09/30/2028 (Callable 06/30/2028) (a)	10,000,000	9,905,778
8.45%, 10/15/2039	2,650,000	3,313,747
Protective Life Global Funding, 5.22%, 06/12/2029 (a)	15,250,000	15,562,692
Prudential Financial, Inc.
6.63%, 12/01/2037	5,000,000	5,536,262
3.94%, 12/07/2049 (Callable 06/07/2049)	11,426,000	8,706,041
Raymond James Financial, Inc., 4.65%, 04/01/2030 (Callable 01/01/2030)	9,700,000	9,742,703
Realty Income Corp.
4.70%, 12/15/2028 (Callable 11/15/2028)	6,625,000	6,646,951
5.63%, 10/13/2032 (Callable 07/13/2032)	6,725,000	6,939,851
Sammons Financial Group Global Funding, 5.10%, 12/10/2029 (a)	17,500,000	17,605,119
Sammons Financial Group, Inc.
3.35%, 04/16/2031 (Callable 01/16/2031) (a)	14,350,000	12,847,097
4.75%, 04/08/2032 (Callable 01/08/2032) (a)	23,000,000	21,535,077
Santander UK Group Holdings PLC
1.67% to 06/14/2026 then SOFR + 0.99%, 06/14/2027 (Callable 06/14/2026)	9,500,000	9,151,758
3.82% to 11/03/2027 then 3 mo. LIBOR US + 1.40%, 11/03/2028 (Callable 11/03/2027) (b)	20,625,000	20,065,407
6.53% to 01/10/2028 then SOFR + 2.60%, 01/10/2029 (Callable 01/10/2028)	27,600,000	28,695,608
5.69% to 04/15/2030 then SOFR + 1.52%, 04/15/2031 (Callable 04/15/2030)	7,500,000	7,655,834
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/2029 (a)	10,000,000	10,228,312
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (Callable 09/15/2026) (a)	6,725,000	6,450,137
5.45%, 05/03/2028 (Callable 04/03/2028) (a)	7,000,000	7,126,051
2.30%, 06/15/2028 (Callable 04/15/2028) (a)	12,000,000	11,112,347
5.70%, 07/25/2033 (Callable 04/25/2033) (a)	33,475,000	34,109,462
5.55%, 04/03/2034 (Callable 01/03/2034) (a)	48,550,000	48,701,625
Societe Generale SA
1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (Callable 12/14/2025) (a)	28,800,000	28,135,025
5.25%, 02/19/2027 (a)	27,000,000	27,202,464
2.80% to 01/19/2027 then 1 yr. CMT Rate + 1.30%, 01/19/2028 (Callable 01/19/2027) (a)	2,225,000	2,142,241
5.52% to 01/19/2027 then 1 yr. CMT Rate + 1.50%, 01/19/2028 (Callable 01/19/2027) (a)	5,000,000	5,049,203
5.50% to 04/13/2028 then 1 yr. CMT Rate + 1.20%, 04/13/2029 (Callable 04/13/2028) (a)	15,000,000	15,205,118
5.63% to 01/19/2029 then 1 yr. CMT Rate + 1.75%, 01/19/2030 (Callable 01/19/2029) (a)	13,000,000	13,225,265
2.89% to 06/09/2031 then 1 yr. CMT Rate + 1.30%, 06/09/2032 (Callable 06/09/2031) (a)	11,775,000	10,140,640
3.34% to 01/21/2032 then 1 yr. CMT Rate + 1.60%, 01/21/2033 (Callable 01/21/2032) (a)	11,816,000	10,283,651
6.69% to 01/10/2033 then 1 yr. CMT Rate + 2.95%, 01/10/2034 (Callable 01/10/2033) (a)	19,500,000	20,500,246
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (Callable 01/19/2034) (a)	7,000,000	7,108,283
3.63%, 03/01/2041 (a)	12,000,000	8,400,619
Standard Chartered PLC
1.46% to 01/14/2026 then 1 yr. CMT Rate + 1.00%, 01/14/2027 (Callable 01/14/2026) (a)	20,658,000	20,141,550
2.61% to 01/12/2027 then 1 yr. CMT Rate + 1.18%, 01/12/2028 (Callable 01/12/2027) (a)	24,000,000	23,120,306
6.30% to 01/09/2028 then 1 yr. CMT Rate + 2.45%, 01/09/2029 (Callable 01/09/2028) (a)	12,000,000	12,433,020
5.01% to 10/15/2029 then 1 yr. CMT Rate + 1.15%, 10/15/2030 (Callable 10/15/2029) (a)	41,350,000	41,281,011
2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032 (Callable 06/29/2031) (a)	14,700,000	12,724,320
6.30% to 07/06/2033 then 1 yr. CMT Rate + 2.58%, 07/06/2034 (Callable 07/06/2033) (a)	13,850,000	14,582,207
5.91% to 05/14/2034 then 1 yr. CMT Rate + 1.45%, 05/14/2035 (Callable 05/14/2034) (a)	26,000,000	26,632,847
6.23% to 01/21/2035 then 1 yr. CMT Rate + 1.43%, 01/21/2036 (Callable 01/21/2035) (a)	15,000,000	15,594,160
Stifel Financial Corp., 4.00%, 05/15/2030 (Callable 02/15/2030)	51,140,000	48,864,030
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	7,575,000	6,634,623
5.85%, 07/13/2030	20,000,000	20,954,583
5.77%, 01/13/2033	33,650,000	35,029,963
Svenska Handelsbanken AB
1.42% to 06/11/2026 then 1 yr. CMT Rate + 0.63%, 06/11/2027 (Callable 06/11/2026) (a)	15,000,000	14,454,597
5.50%, 06/15/2028 (a)	15,250,000	15,651,987
Swedbank AB
6.14%, 09/12/2026 (a)	24,400,000	24,966,233
5.41%, 03/14/2029 (a)	29,950,000	30,693,147
Synchrony Bank, 5.63%, 08/23/2027 (Callable 07/23/2027)	18,250,000	18,513,597
Synchrony Financial
3.70%, 08/04/2026 (Callable 05/04/2026)	23,023,000	22,618,061
3.95%, 12/01/2027 (Callable 09/01/2027)	44,825,000	43,706,678
5.45% to 03/06/2030 then SOFR + 1.68%, 03/06/2031 (Callable 03/06/2030)	10,000,000	9,928,336
2.88%, 10/28/2031 (Callable 07/28/2031)	5,000,000	4,228,456
Toronto-Dominion Bank, 4.46%, 06/08/2032	19,350,000	18,681,764
Travelers Cos., Inc., 5.45%, 05/25/2053 (Callable 11/25/2052)	4,000,000	3,928,045
Trinity Acquisition PLC
4.40%, 03/15/2026 (Callable 12/15/2025)	28,055,000	27,947,722
6.13%, 08/15/2043	22,561,000	22,440,332
Truist Bank, 3.30%, 05/15/2026 (Callable 04/15/2026)	4,200,000	4,140,011
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029 (Callable 10/30/2028)	8,000,000	8,614,279
5.12% to 01/26/2033 then SOFR + 1.85%, 01/26/2034 (Callable 01/26/2033)	12,000,000	11,784,261
Trustage Financial Group, Inc., 4.63%, 04/15/2032 (Callable 01/15/2032) (a)	2,205,000	2,065,334
UBS Group AG
5.71% (1 yr. CMT Rate + 1.55%), 01/12/2027 (Callable 01/12/2026) (a)	4,078,000	4,109,902
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (Callable 01/30/2026) (a)	21,397,000	20,824,314
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (Callable 02/02/2026) (a)	40,000,000	38,895,809
1.49% to 08/10/2026 then 1 yr. CMT Rate + 0.85%, 08/10/2027 (Callable 08/10/2026) (a)	9,000,000	8,622,638
4.28%, 01/09/2028 (Callable 01/09/2027) (a)	18,078,000	17,851,649
4.25%, 03/23/2028 (Callable 03/23/2027) (a)	17,150,000	16,933,399
3.87% to 01/12/2028 then 3 mo. LIBOR US + 1.41%, 01/12/2029 (Callable 01/12/2028) (a)(b)	44,500,000	43,466,247
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (Callable 04/01/2030) (a)	20,000,000	19,280,994
2.10% to 02/11/2031 then 1 yr. CMT Rate + 1.00%, 02/11/2032 (Callable 02/11/2031) (a)	49,570,000	42,088,085
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032 (Callable 05/14/2031) (a)	14,565,000	12,965,939
6.54% to 08/12/2032 then SOFR + 3.92%, 08/12/2033 (Callable 08/12/2032) (a)	6,000,000	6,428,703
UnitedHealth Group, Inc.
2.75%, 05/15/2040 (Callable 11/15/2039)	7,000,000	5,057,241
4.75%, 05/15/2052 (Callable 11/15/2051)	8,275,000	7,153,469
Wells Fargo & Co.
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	3,199,000	3,134,580
5.71% to 04/22/2027 then SOFR + 1.07%, 04/22/2028 (Callable 04/22/2027)	10,000,000	10,218,613
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028 (Callable 06/02/2027)	64,086,000	61,164,544
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	23,000,000	23,073,803
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	44,350,000	45,555,834
3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	5,000,000	4,486,110
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	23,925,000	24,090,186
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	25,000,000	26,969,657
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034)	10,650,000	10,794,856
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041 (Callable 04/30/2040)	25,000,000	18,631,161
3.90%, 05/01/2045	5,000,000	3,939,615
5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	7,000,000	6,300,655
Wells Fargo Bank NA, 5.85%, 02/01/2037	10,000,000	10,368,909
Western & Southern Financial Group, Inc., 5.75%, 07/15/2033 (a)	8,300,000	8,526,761
Westpac Banking Corp.
4.32% to 11/23/2026 then 5 yr. Mid Swap Rate USD + 2.24%, 11/23/2031 (Callable 11/23/2026)	8,350,000	8,278,921
5.41% to 08/10/2032 then 1 yr. CMT Rate + 2.68%, 08/10/2033 (Callable 08/10/2032)	5,000,000	4,979,927
6.82%, 11/17/2033	4,350,000	4,738,774
4.11% to 07/24/2029 then 5 yr. CMT Rate + 2.00%, 07/24/2034 (Callable 07/24/2029)	10,000,000	9,554,812
2.67% to 11/15/2030 then 5 yr. CMT Rate + 1.75%, 11/15/2035 (Callable 11/15/2030)	13,600,000	11,801,098
4.42%, 07/24/2039	10,000,000	9,012,935
Willis North America, Inc.
4.65%, 06/15/2027 (Callable 05/15/2027)	8,525,000	8,530,305
2.95%, 09/15/2029 (Callable 06/15/2029)	7,500,000	6,923,837
5.35%, 05/15/2033 (Callable 02/15/2033)	11,425,000	11,516,936
5.05%, 09/15/2048 (Callable 03/15/2048)	10,200,000	9,017,596
5.90%, 03/05/2054 (Callable 09/05/2053)	23,750,000	23,398,953
WP Carey, Inc., 5.38%, 06/30/2034 (Callable 03/30/2034)	10,000,000	9,924,012
		8,726,861,136

Industrials - 18.0%
AbbVie, Inc.
2.95%, 11/21/2026 (Callable 09/21/2026)	9,625,000	9,421,643
4.55%, 03/15/2035 (Callable 09/15/2034)	26,098,000	25,194,901
4.50%, 05/14/2035 (Callable 11/14/2034)	17,395,000	16,694,455
4.30%, 05/14/2036 (Callable 11/14/2035)	6,000,000	5,607,418
4.05%, 11/21/2039 (Callable 05/21/2039)	12,700,000	11,137,266
Adventist Health System/West
2.95%, 03/01/2029 (Callable 12/01/2028)	19,250,000	17,771,420
3.63%, 03/01/2049 (Callable 09/01/2048)	9,000,000	6,094,271
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)	13,500,000	13,689,769
Agilent Technologies, Inc., 2.10%, 06/04/2030 (Callable 03/04/2030)	14,000,000	12,331,493
Air Products and Chemicals, Inc., 2.70%, 05/15/2040 (Callable 11/15/2039)	10,425,000	7,587,655
Aker BP ASA
5.60%, 06/13/2028 (Callable 05/13/2028) (a)	15,500,000	15,830,429
6.00%, 06/13/2033 (Callable 03/13/2033) (a)	26,500,000	27,023,557
5.13%, 10/01/2034 (Callable 07/01/2034) (a)	23,000,000	21,949,077
Alcon Finance Corp.
2.75%, 09/23/2026 (Callable 07/23/2026) (a)	14,770,000	14,386,381
3.80%, 09/23/2049 (Callable 03/23/2049) (a)	7,000,000	5,220,294
Allegion PLC, 3.50%, 10/01/2029 (Callable 07/01/2029)	21,494,000	20,404,559
Allegion US Holding Co., Inc.
3.55%, 10/01/2027 (Callable 07/01/2027)	11,975,000	11,648,422
5.41%, 07/01/2032 (Callable 04/01/2032)	13,025,000	13,221,498
5.60%, 05/29/2034 (Callable 02/28/2034)	10,000,000	10,118,226
Amgen, Inc.
3.15%, 02/21/2040 (Callable 08/21/2039)	13,350,000	10,201,572
4.40%, 05/01/2045 (Callable 11/01/2044)	12,300,000	10,403,691
4.20%, 02/22/2052 (Callable 08/22/2051)	4,000,000	3,145,314
5.65%, 03/02/2053 (Callable 09/02/2052)	37,200,000	36,490,535
Anglo American Capital PLC
4.88%, 05/14/2025 (a)	3,376,000	3,375,213
4.75%, 04/10/2027 (a)	7,237,000	7,240,092
4.50%, 03/15/2028 (Callable 12/15/2027) (a)	17,570,000	17,481,888
5.63%, 04/01/2030 (Callable 01/01/2030) (a)	10,439,000	10,733,071
2.63%, 09/10/2030 (Callable 06/10/2030) (a)	35,675,000	31,682,639
5.75%, 04/05/2034 (Callable 01/05/2034) (a)	30,000,000	30,423,742
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046 (Callable 08/01/2045)	48,306,000	44,542,238
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029 (Callable 10/23/2028)	4,225,000	4,267,372
5.45%, 01/23/2039 (Callable 07/23/2038)	20,150,000	20,464,138
Apple, Inc., 2.65%, 05/11/2050 (Callable 11/11/2049)	10,000,000	6,298,157
AptarGroup, Inc., 3.60%, 03/15/2032 (Callable 12/15/2031)	7,500,000	6,828,456
ArcelorMittal SA
4.55%, 03/11/2026	13,000,000	12,976,532
6.55%, 11/29/2027 (Callable 10/29/2027)	26,009,000	27,079,938
6.80%, 11/29/2032 (Callable 08/29/2032)	25,000,000	26,908,444
6.00%, 06/17/2034 (Callable 03/17/2034)	14,600,000	14,942,443
7.00%, 10/15/2039 (d)	15,906,000	17,354,730
6.35%, 06/17/2054 (Callable 12/17/2053)	9,000,000	8,941,313
Ashtead Capital, Inc.
4.00%, 05/01/2028 (Callable 04/12/2025) (a)	8,010,000	7,773,858
5.50%, 08/11/2032 (Callable 05/11/2032) (a)	38,369,000	38,227,073
5.55%, 05/30/2033 (Callable 02/28/2033) (a)	15,000,000	14,880,178
5.95%, 10/15/2033 (Callable 07/15/2033) (a)	17,869,000	18,128,091
5.80%, 04/15/2034 (Callable 01/15/2034) (a)	11,000,000	11,064,897
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/2044 (a)	70,000,000	71,336,405
AT&T, Inc.
2.55%, 12/01/2033 (Callable 09/01/2033)	22,965,000	18,827,963
5.40%, 02/15/2034 (Callable 11/15/2033)	12,000,000	12,192,864
4.90%, 08/15/2037 (Callable 02/14/2037)	20,000,000	19,080,848
3.50%, 09/15/2053 (Callable 03/15/2053)	10,000,000	6,818,901
3.55%, 09/15/2055 (Callable 03/15/2055)	61,006,000	41,344,073
3.80%, 12/01/2057 (Callable 06/01/2057)	19,423,000	13,635,322
3.65%, 09/15/2059 (Callable 03/15/2059)	49,359,000	33,289,287
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033) (a)	15,000,000	14,695,311
BAE Systems PLC
1.90%, 02/15/2031 (Callable 11/15/2030) (a)	18,500,000	15,737,707
5.50%, 03/26/2054 (Callable 09/26/2053) (a)	7,200,000	7,112,417
Bayer US Finance II LLC, 4.25%, 12/15/2025 (Callable 10/15/2025) (a)	14,440,000	14,375,443
Bayer US Finance LLC, 6.25%, 01/21/2029 (Callable 12/21/2028) (a)	15,000,000	15,551,488
Bayport Polymers LLC, 4.74%, 04/14/2027 (Callable 03/14/2027) (a)	61,325,000	61,185,960
Becle SAB de CV, 2.50%, 10/14/2031 (Callable 07/14/2031) (a)	39,493,000	31,864,082
Becton Dickinson & Co.
2.82%, 05/20/2030 (Callable 02/20/2030)	15,000,000	13,688,745
4.88%, 05/15/2044 (Callable 11/15/2043)	6,815,000	5,958,874
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033 (Callable 02/11/2033)	11,825,000	11,671,171
4.46%, 04/01/2048 (Callable 10/01/2047)	1,225,000	996,841
Berry Global, Inc.
5.50%, 04/15/2028 (Callable 03/15/2028)	19,345,000	19,731,525
5.80%, 06/15/2031 (Callable 04/15/2031)	31,000,000	32,207,885
Bimbo Bakeries USA, Inc., 4.00%, 05/17/2051 (Callable 11/17/2050) (a)	20,009,000	14,993,098
Boardwalk Pipelines LP
5.95%, 06/01/2026 (Callable 03/01/2026)	29,081,000	29,387,850
4.45%, 07/15/2027 (Callable 04/15/2027)	15,227,000	15,132,806
4.80%, 05/03/2029 (Callable 02/03/2029)	16,918,000	16,929,389
3.40%, 02/15/2031 (Callable 11/15/2030)	5,825,000	5,307,631
3.60%, 09/01/2032 (Callable 06/01/2032)	25,550,000	22,814,580
5.63%, 08/01/2034 (Callable 05/01/2034)	9,825,000	9,898,455
Boeing Co.
2.20%, 02/04/2026 (Callable 04/12/2025)	47,500,000	46,474,059
5.04%, 05/01/2027 (Callable 03/01/2027)	5,140,000	5,163,376
5.15%, 05/01/2030 (Callable 02/01/2030)	26,150,000	26,312,182
Bon Secours Mercy Health, Inc.
3.46%, 06/01/2030 (Callable 12/01/2029)	8,900,000	8,458,892
3.21%, 06/01/2050 (Callable 12/01/2049)	10,800,000	7,407,231
BorgWarner, Inc., 4.95%, 08/15/2029 (Callable 07/15/2029)	7,200,000	7,209,979
BP Capital Markets America, Inc.
4.81%, 02/13/2033 (Callable 11/13/2032)	7,600,000	7,472,748
4.89%, 09/11/2033 (Callable 06/11/2033)	8,350,000	8,227,398
Bristol-Myers Squibb Co., 3.70%, 03/15/2052 (Callable 09/15/2051)	10,000,000	7,377,831
British Telecommunications PLC, 9.63%, 12/15/2030 (d)	66,873,000	81,646,242
Broadcom, Inc.
4.00%, 04/15/2029 (Callable 02/15/2029) (a)	6,000,000	5,856,220
4.75%, 04/15/2029 (Callable 01/15/2029)	43,900,000	44,073,598
5.00%, 04/15/2030 (Callable 01/15/2030)	11,000,000	11,137,907
4.15%, 11/15/2030 (Callable 08/15/2030)	6,000,000	5,806,997
4.15%, 04/15/2032 (Callable 01/15/2032) (a)	18,000,000	17,073,379
3.47%, 04/15/2034 (Callable 01/15/2034) (a)	15,000,000	13,203,822
3.14%, 11/15/2035 (Callable 08/15/2035) (a)	12,000,000	9,946,251
3.50%, 02/15/2041 (Callable 08/15/2040) (a)	21,000,000	16,444,206
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029 (Callable 09/01/2029)	11,300,000	10,428,647
Brunswick Corp./DE, 5.85%, 03/18/2029 (Callable 02/18/2029)	20,000,000	20,462,627
Bunge Ltd. Finance Corp., 3.25%, 08/15/2026 (Callable 05/15/2026)	5,050,000	4,963,300
Burlington Northern Santa Fe LLC, 4.15%, 04/01/2045 (Callable 10/01/2044)	3,275,000	2,725,465
Cameron LNG LLC, 3.30%, 01/15/2035 (Callable 09/15/2034) (a)	20,000,000	16,928,203
Canadian Natural Resources Ltd., 6.50%, 02/15/2037	982,000	1,031,962
Canadian Pacific Railway Co.
4.70%, 05/01/2048 (Callable 11/01/2047)	10,075,000	8,842,555
3.50%, 05/01/2050 (Callable 11/01/2049)	12,000,000	8,468,455
Cargill, Inc., 4.75%, 04/24/2033 (Callable 01/24/2033) (a)	10,200,000	10,063,995
Carlisle Cos., Inc., 2.75%, 03/01/2030 (Callable 12/01/2029)	16,000,000	14,521,529
Carrier Global Corp.
2.49%, 02/15/2027 (Callable 12/15/2026)	25,975,000	25,085,184
2.72%, 02/15/2030 (Callable 11/15/2029)	6,861,000	6,275,091
2.70%, 02/15/2031 (Callable 11/15/2030)	18,500,000	16,487,899
5.90%, 03/15/2034 (Callable 12/15/2033)	12,423,000	13,067,043
3.38%, 04/05/2040 (Callable 10/05/2039)	10,000,000	7,865,612
6.20%, 03/15/2054 (Callable 09/15/2053)	2,448,000	2,613,175
CBRE Services, Inc., 5.95%, 08/15/2034 (Callable 05/15/2034)	20,000,000	20,910,814
CCL Industries, Inc., 3.05%, 06/01/2030 (Callable 03/01/2030) (a)	20,000,000	18,201,579
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026 (Callable 11/01/2026)	9,000,000	8,680,969
Celanese US Holdings LLC
6.58%, 07/15/2029 (Callable 05/15/2029) (d)	9,075,000	9,369,194
6.80%, 11/15/2030 (Callable 09/15/2030) (d)	15,000,000	15,545,566
Cellnex Finance Co. SA, 3.88%, 07/07/2041 (Callable 04/07/2041) (a)	51,774,000	40,440,128
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/2027 (Callable 08/02/2027)	12,000,000	11,674,780
Cencora, Inc., 4.63%, 12/15/2027 (Callable 11/15/2027)	15,000,000	15,047,394
CF Industries, Inc., 5.15%, 03/15/2034	3,000,000	2,915,127
Charter Communications Operating LLC
3.75%, 02/15/2028 (Callable 11/15/2027)	5,000,000	4,846,281
6.38%, 10/23/2035 (Callable 04/23/2035)	85,471,000	86,617,425
Charter Communications Operating LLC / Charter Communications Operating Capital
5.05%, 03/30/2029 (Callable 12/30/2028)	36,857,000	36,686,735
6.55%, 06/01/2034 (Callable 03/01/2034)	45,140,000	46,434,320
3.50%, 06/01/2041 (Callable 12/01/2040)	22,375,000	15,499,777
3.50%, 03/01/2042 (Callable 09/01/2041)	11,300,000	7,729,970
4.40%, 12/01/2061 (Callable 06/01/2061)	24,375,000	16,185,571
Cheniere Energy Partners LP
5.95%, 06/30/2033 (Callable 12/30/2032)	26,550,000	27,267,644
5.75%, 08/15/2034 (Callable 02/15/2034)	11,750,000	11,916,341
Choice Hotels International, Inc., 5.85%, 08/01/2034 (Callable 05/01/2034)	10,750,000	10,772,534
Church & Dwight Co., Inc., 5.00%, 06/15/2052 (Callable 12/15/2051)	6,725,000	6,115,231
Cia Cervecerias Unidas SA, 3.35%, 01/19/2032 (Callable 10/19/2031) (a)	25,000,000	21,890,370
Cigna Group
2.40%, 03/15/2030 (Callable 12/15/2029)	13,034,000	11,683,346
4.80%, 08/15/2038 (Callable 02/15/2038)	5,000,000	4,672,015
CNH Industrial Capital LLC
1.88%, 01/15/2026 (Callable 12/15/2025)	20,000,000	19,572,846
4.75%, 03/21/2028 (Callable 02/21/2028)	15,000,000	15,024,107
CNH Industrial NV, 3.85%, 11/15/2027 (Callable 08/15/2027)	23,656,000	23,240,646
Columbia Pipeline Group, Inc., 5.80%, 06/01/2045 (Callable 12/01/2044)	10,776,000	10,538,690
Columbia Pipelines Holding Co. LLC, 5.10%, 10/01/2031 (Callable 08/01/2031) (a)	10,000,000	9,880,166
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (Callable 08/15/2033) (a)	17,300,000	17,861,597
6.50%, 08/15/2043 (Callable 02/15/2043) (a)	10,000,000	10,407,871
Comcast Corp.
3.55%, 05/01/2028 (Callable 02/01/2028)	9,125,000	8,897,174
3.20%, 07/15/2036 (Callable 01/15/2036)	6,000,000	4,959,685
3.97%, 11/01/2047 (Callable 05/01/2047)	8,622,000	6,657,154
5.35%, 05/15/2053 (Callable 11/15/2052)	19,000,000	17,723,543
2.99%, 11/01/2063 (Callable 05/01/2063)	14,646,000	8,326,612
CommonSpirit Health, 3.35%, 10/01/2029 (Callable 04/01/2029)	17,635,000	16,620,998
Conagra Brands, Inc.
7.13%, 10/01/2026	6,672,000	6,908,499
7.00%, 10/01/2028	4,300,000	4,603,468
5.30%, 11/01/2038 (Callable 05/01/2038)	5,000,000	4,757,644
Concentrix Corp., 6.60%, 08/02/2028 (Callable 07/02/2028)	62,000,000	64,711,875
Constellation Brands, Inc., 4.90%, 05/01/2033 (Callable 02/01/2033)	7,950,000	7,756,127
Corning, Inc., 4.38%, 11/15/2057 (Callable 05/15/2057)	9,000,000	7,159,014
Cox Communications, Inc.
3.35%, 09/15/2026 (Callable 06/15/2026) (a)	25,300,000	24,849,694
5.70%, 06/15/2033 (Callable 03/15/2033) (a)	5,900,000	5,922,760
4.80%, 02/01/2035 (Callable 08/01/2034) (a)	14,000,000	12,958,897
3.60%, 06/15/2051 (Callable 12/15/2050) (a)	21,000,000	13,689,445
Crown Castle, Inc., 5.10%, 05/01/2033 (Callable 02/01/2033)	20,400,000	19,939,550
CSL Finance PLC, 4.05%, 04/27/2029 (Callable 02/27/2029) (a)	7,500,000	7,340,230
CSX Corp., 4.65%, 03/01/2068 (Callable 09/01/2067)	9,000,000	7,481,198
CVS Health Corp.
3.63%, 04/01/2027 (Callable 02/01/2027)	3,000,000	2,943,219
3.25%, 08/15/2029 (Callable 05/15/2029)	8,000,000	7,470,168
5.30%, 06/01/2033 (Callable 03/01/2033)	6,500,000	6,436,762
4.78%, 03/25/2038 (Callable 09/25/2037)	40,234,000	36,099,959
5.13%, 07/20/2045 (Callable 01/20/2045)	44,155,000	38,496,179
5.05%, 03/25/2048 (Callable 09/25/2047)	42,525,000	36,288,469
5.88%, 06/01/2053 (Callable 12/01/2052)	9,000,000	8,496,197
6.05%, 06/01/2054 (Callable 12/01/2053)	14,225,000	13,801,523
DCP Midstream Operating LP, 5.13%, 05/15/2029 (Callable 02/15/2029)	10,000,000	10,066,480
Dell International LLC / EMC Corp., 5.30%, 10/01/2029 (Callable 07/01/2029)	6,000,000	6,109,052
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030 (Callable 03/01/2030)	53,000,000	47,550,384
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030 (d)	8,661,000	10,164,049
Diamondback Energy, Inc., 5.55%, 04/01/2035 (Callable 01/01/2035)	10,500,000	10,541,226
Dignity Health, 5.27%, 11/01/2064	2,921,000	2,620,991
Dollar General Corp., 3.50%, 04/03/2030 (Callable 01/03/2030)	7,000,000	6,549,246
DT Midstream, Inc., 5.80%, 12/15/2034 (Callable 09/15/2034) (a)	7,150,000	7,183,376
DuPont de Nemours, Inc., 5.32%, 11/15/2038 (Callable 05/15/2038)	17,857,000	18,414,131
DXC Technology Co.
1.80%, 09/15/2026 (Callable 08/15/2026)	29,300,000	28,050,574
2.38%, 09/15/2028 (Callable 07/15/2028)	79,300,000	72,371,952
Eagle Materials, Inc., 2.50%, 07/01/2031 (Callable 04/01/2031)	8,700,000	7,596,329
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054 (Callable 04/15/2054)	8,500,000	8,206,153
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/2043 (Callable 05/01/2043)	4,017,000	3,596,719
4.60%, 12/15/2044 (Callable 06/15/2044)	3,674,000	3,134,869
Edwards Lifesciences Corp., 4.30%, 06/15/2028 (Callable 03/15/2028)	18,000,000	17,774,943
Element Fleet Management Corp.
6.27%, 06/26/2026 (Callable 05/26/2026) (a)	40,000,000	40,720,322
5.64%, 03/13/2027 (Callable 02/13/2027) (a)	10,000,000	10,165,027
6.32%, 12/04/2028 (Callable 11/04/2028) (a)	9,900,000	10,410,323
5.04%, 03/25/2030 (Callable 02/25/2030) (a)	14,000,000	14,003,116
Enbridge Energy Partners LP
7.50%, 04/15/2038	4,500,000	5,173,338
7.38%, 10/15/2045 (Callable 04/15/2045)	20,000,000	22,918,710
Enbridge, Inc., 6.20%, 11/15/2030 (Callable 09/15/2030)	8,725,000	9,233,154
Energy Transfer LP
3.90%, 07/15/2026 (Callable 04/15/2026)	10,000,000	9,913,588
5.50%, 06/01/2027 (Callable 03/01/2027)	7,019,000	7,125,773
4.00%, 10/01/2027 (Callable 07/01/2027)	2,000,000	1,969,701
6.00%, 02/01/2029 (Callable 05/02/2025) (a)	44,900,000	45,653,881
5.25%, 04/15/2029 (Callable 01/15/2029)	22,866,000	23,133,810
3.75%, 05/15/2030 (Callable 02/15/2030)	3,475,000	3,285,621
7.38%, 02/01/2031 (Callable 02/01/2026) (a)	10,450,000	10,971,726
4.90%, 03/15/2035 (Callable 09/15/2034)	4,550,000	4,326,254
5.70%, 04/01/2035 (Callable 01/01/2035)	16,950,000	17,075,377
6.63%, 10/15/2036	15,094,000	16,225,620
5.80%, 06/15/2038 (Callable 12/15/2037)	9,539,000	9,481,311
7.50%, 07/01/2038	20,979,000	23,907,789
6.05%, 06/01/2041 (Callable 12/01/2040)	1,611,000	1,587,158
6.50%, 02/01/2042 (Callable 08/01/2041)	7,603,000	7,856,236
5.95%, 10/01/2043 (Callable 04/01/2043)	3,550,000	3,454,328
6.13%, 12/15/2045 (Callable 06/15/2045)	5,797,000	5,700,301
5.40%, 10/01/2047 (Callable 04/01/2047)	7,425,000	6,649,094
6.00%, 06/15/2048 (Callable 12/15/2047)	13,000,000	12,588,810
6.25%, 04/15/2049 (Callable 10/15/2048)	3,850,000	3,819,382
6.20%, 04/01/2055 (Callable 10/01/2054)	24,000,000	23,796,402
Eni SpA
4.25%, 05/09/2029 (Callable 02/09/2029) (a)	18,250,000	18,004,418
5.95%, 05/15/2054 (Callable 11/15/2053) (a)	11,000,000	10,758,205
Enterprise Products Operating LLC, 5.75%, 03/01/2035	5,630,000	5,796,478
EQM Midstream Partners LP
7.50%, 06/01/2030 (Callable 12/01/2029) (a)	3,000,000	3,238,304
4.75%, 01/15/2031 (Callable 07/15/2030) (a)	3,000,000	2,885,440
EQT Corp.
5.70%, 04/01/2028 (Callable 03/01/2028)	10,000,000	10,280,146
7.00%, 02/01/2030 (Callable 11/01/2029) (d)	5,493,000	5,923,170
Equifax, Inc., 5.10%, 06/01/2028 (Callable 05/01/2028)	15,000,000	15,195,908
Equinix, Inc.
3.20%, 11/18/2029 (Callable 08/18/2029)	2,000,000	1,870,929
2.15%, 07/15/2030 (Callable 04/15/2030)	7,675,000	6,728,264
ERAC USA Finance LLC, 3.30%, 12/01/2026 (Callable 09/01/2026) (a)	20,625,000	20,287,485
FedEx Corp., 4.95%, 10/17/2048 (Callable 04/17/2048) (a)	15,000,000	12,818,736
Ferguson Enterprises, Inc., 5.00%, 10/03/2034 (Callable 07/03/2034)	12,000,000	11,680,050
Ferguson Finance PLC
4.50%, 10/24/2028 (Callable 07/24/2028) (a)	43,025,000	42,730,496
3.25%, 06/02/2030 (Callable 03/02/2030) (a)	28,100,000	25,976,989
4.65%, 04/20/2032 (Callable 01/20/2032) (a)	28,125,000	27,115,492
Fibercop SpA, 7.20%, 07/18/2036 (Callable 04/18/2036) (a)	4,102,000	3,950,063
Fidelity National Information Services, Inc.
5.10%, 07/15/2032 (Callable 04/15/2032)	4,900,000	4,923,698
3.10%, 03/01/2041 (Callable 09/01/2040)	7,100,000	5,189,992
4.50%, 08/15/2046 (Callable 02/15/2046)	23,965,000	20,065,038
Fiserv, Inc.
4.20%, 10/01/2028 (Callable 07/01/2028)	5,000,000	4,930,403
3.50%, 07/01/2029 (Callable 04/01/2029)	4,307,000	4,095,969
2.65%, 06/01/2030 (Callable 03/01/2030)	28,900,000	26,016,858
5.63%, 08/21/2033 (Callable 05/21/2033)	17,000,000	17,501,390
5.15%, 08/12/2034 (Callable 05/12/2034)	20,000,000	19,836,919
4.40%, 07/01/2049 (Callable 01/01/2049)	11,000,000	9,064,957
Flex Intermediate Holdco LLC, 3.36%, 06/30/2031 (Callable 12/30/2030) (a)	16,000,000	14,078,821
Flex Ltd.
3.75%, 02/01/2026 (Callable 01/01/2026)	15,000,000	14,867,198
6.00%, 01/15/2028 (Callable 12/15/2027)	20,000,000	20,555,790
4.88%, 06/15/2029 (Callable 03/15/2029)	30,902,000	30,731,257
4.88%, 05/12/2030 (Callable 02/12/2030)	21,830,000	21,650,324
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030 (Callable 04/01/2030) (a)	18,500,000	16,504,302
Flowserve Corp., 2.80%, 01/15/2032 (Callable 10/15/2031)	9,625,000	8,232,620
FMC Corp., 3.20%, 10/01/2026 (Callable 08/01/2026)	5,000,000	4,882,188
Ford Motor Credit Co. LLC
5.80%, 03/05/2027 (Callable 02/05/2027)	10,000,000	10,043,279
5.92%, 03/20/2028 (Callable 02/20/2028)	21,475,000	21,570,932
6.80%, 11/07/2028 (Callable 10/07/2028)	15,000,000	15,426,825
5.30%, 09/06/2029 (Callable 08/06/2029)	38,000,000	36,838,424
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029 (Callable 06/15/2029)	15,000,000	14,037,156
5.88%, 06/01/2033 (Callable 03/01/2033)	24,000,000	24,931,288
Fox Corp., 6.50%, 10/13/2033 (Callable 07/13/2033)	7,000,000	7,497,441
Freeport-McMoRan, Inc.
4.25%, 03/01/2030 (Callable 05/02/2025)	8,000,000	7,707,012
4.63%, 08/01/2030 (Callable 08/01/2025)	5,000,000	4,884,605
5.45%, 03/15/2043 (Callable 09/15/2042)	21,975,000	20,604,848
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026 (Callable 11/01/2026) (a)	4,200,000	4,013,611
3.75%, 06/15/2029 (Callable 03/15/2029) (a)	35,200,000	33,568,551
2.38%, 02/16/2031 (Callable 11/16/2030) (a)	25,000,000	21,134,950
3.00%, 12/01/2031 (Callable 09/01/2031) (a)	10,000,000	8,597,465
GE Capital Funding LLC, 4.55%, 05/15/2032 (Callable 02/15/2032)	10,716,000	10,456,981
General Motors Financial Co., Inc.
1.25%, 01/08/2026 (Callable 12/08/2025)	19,000,000	18,483,701
5.40%, 04/06/2026	20,000,000	20,083,546
2.35%, 02/26/2027 (Callable 01/26/2027)	11,000,000	10,496,907
5.05%, 04/04/2028	17,600,000	17,618,170
5.80%, 06/23/2028 (Callable 05/23/2028)	30,000,000	30,640,688
5.80%, 01/07/2029 (Callable 12/07/2028)	10,000,000	10,185,973
5.55%, 07/15/2029 (Callable 06/15/2029)	21,000,000	21,164,377
4.90%, 10/06/2029 (Callable 09/06/2029)	12,000,000	11,804,019
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/2026 (Callable 03/10/2026)	25,000,000	24,223,346
6.00%, 06/04/2029 (Callable 05/04/2029)	6,400,000	6,629,043
Genuine Parts Co.
4.95%, 08/15/2029 (Callable 07/15/2029)	5,000,000	5,015,857
6.88%, 11/01/2033 (Callable 08/01/2033)	26,375,000	29,277,106
Gilead Sciences, Inc., 4.60%, 09/01/2035 (Callable 03/01/2035)	4,600,000	4,438,669
Glencore Finance Canada Ltd., 5.55%, 10/25/2042 (a)(d)	5,000,000	4,729,940
Glencore Funding LLC
4.00%, 03/27/2027 (Callable 12/27/2026) (a)	25,550,000	25,201,230
3.88%, 10/27/2027 (Callable 07/27/2027) (a)	2,000,000	1,959,296
4.88%, 03/12/2029 (Callable 12/12/2028) (a)	11,000,000	10,991,833
5.37%, 04/04/2029 (Callable 03/04/2029) (a)	17,525,000	17,811,158
2.50%, 09/01/2030 (Callable 06/01/2030) (a)	61,437,000	54,063,992
5.70%, 05/08/2033 (Callable 02/08/2033) (a)	20,000,000	20,445,438
3.88%, 04/27/2051 (Callable 10/27/2050) (a)	6,000,000	4,318,685
3.38%, 09/23/2051 (Callable 03/23/2051) (a)	6,000,000	3,932,143
Global Payments, Inc.
4.80%, 04/01/2026 (Callable 01/01/2026)	6,990,000	6,991,755
2.15%, 01/15/2027 (Callable 12/15/2026)	6,840,000	6,550,629
3.20%, 08/15/2029 (Callable 05/15/2029)	7,500,000	7,021,765
2.90%, 05/15/2030 (Callable 02/15/2030)	14,467,000	13,116,072
Gruma SAB de CV, 5.39%, 12/09/2034 (Callable 10/09/2034) (a)	10,000,000	9,975,000
Grupo Bimbo SAB de CV
4.88%, 06/27/2044 (a)	8,250,000	7,316,560
4.70%, 11/10/2047 (Callable 05/10/2047) (a)	25,400,000	21,476,374
4.00%, 09/06/2049 (a)	7,300,000	5,461,752
Gulfstream Natural Gas System LLC, 4.60%, 09/15/2025 (Callable 06/15/2025) (a)	5,000,000	4,984,972
Harbour Energy PLC, 6.33%, 04/01/2035 (Callable 01/01/2035) (a)	5,000,000	4,977,808
HCA, Inc.
4.50%, 02/15/2027 (Callable 08/15/2026)	15,000,000	14,948,336
4.13%, 06/15/2029 (Callable 03/15/2029)	15,000,000	14,564,687
3.50%, 09/01/2030 (Callable 03/01/2030)	14,405,000	13,358,651
5.50%, 03/01/2032 (Callable 01/01/2032)	12,000,000	12,116,506
3.63%, 03/15/2032 (Callable 12/15/2031)	16,000,000	14,464,466
5.45%, 09/15/2034 (Callable 06/15/2034)	6,000,000	5,947,904
5.75%, 03/01/2035 (Callable 12/01/2034)	10,225,000	10,317,033
4.63%, 03/15/2052 (Callable 09/15/2051)	20,000,000	15,922,288
5.90%, 06/01/2053 (Callable 12/01/2052)	8,275,000	7,908,428
6.00%, 04/01/2054 (Callable 10/01/2053)	13,925,000	13,472,801
6.20%, 03/01/2055 (Callable 09/01/2054)	5,700,000	5,659,282
Helmerich & Payne, Inc., 4.85%, 12/01/2029 (Callable 11/01/2029) (a)	10,000,000	9,713,570
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031 (Callable 08/15/2031)	6,500,000	6,432,822
5.60%, 10/15/2054 (Callable 04/15/2054)	18,000,000	17,125,647
HF Sinclair Corp.
5.00%, 02/01/2028 (Callable 04/12/2025)	23,037,000	22,949,857
4.50%, 10/01/2030 (Callable 07/01/2030)	8,000,000	7,665,914
5.75%, 01/15/2031 (Callable 10/15/2030)	13,875,000	14,051,144
HP, Inc., 3.00%, 06/17/2027 (Callable 04/17/2027)	35,000,000	33,832,233
Hubbell, Inc., 3.15%, 08/15/2027 (Callable 05/15/2027)	11,700,000	11,331,594
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028 (Callable 06/16/2028)	35,838,000	32,697,849
Hyundai Capital America
1.30%, 01/08/2026 (Callable 12/08/2025) (a)	6,132,000	5,972,650
1.65%, 09/17/2026 (Callable 08/17/2026) (a)	22,550,000	21,597,937
5.28%, 06/24/2027 (a)	26,000,000	26,298,214
4.88%, 11/01/2027 (a)	30,300,000	30,368,134
5.68%, 06/26/2028 (Callable 05/26/2028) (a)	36,375,000	37,133,829
6.10%, 09/21/2028 (Callable 08/21/2028) (a)	40,000,000	41,458,264
4.55%, 09/26/2029 (Callable 08/26/2029) (a)	30,000,000	29,356,015
Infor LLC, 1.75%, 07/15/2025 (Callable 06/15/2025) (a)	17,375,000	17,198,551
Ingredion, Inc., 2.90%, 06/01/2030 (Callable 03/01/2030)	26,775,000	24,573,193
Intel Corp.
5.20%, 02/10/2033 (Callable 11/10/2032)	5,000,000	4,936,842
4.90%, 08/05/2052 (Callable 02/05/2052)	10,000,000	8,196,672
5.70%, 02/10/2053 (Callable 08/10/2052)	7,175,000	6,595,245
International Business Machines Corp., 4.15%, 05/15/2039	11,325,000	9,967,678
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (Callable 08/15/2027) (a)	20,722,000	19,286,256
IQVIA, Inc., 5.70%, 05/15/2028 (Callable 04/15/2028)	8,475,000	8,626,109
J M Smucker Co.
2.38%, 03/15/2030 (Callable 12/15/2029)	9,125,000	8,196,588
6.50%, 11/15/2053 (Callable 05/15/2053)	3,950,000	4,273,728
JAB Holdings BV
2.20%, 11/23/2030 (Callable 08/23/2030) (a)	7,426,000	6,315,009
3.75%, 05/28/2051 (Callable 11/28/2050) (a)	11,750,000	7,824,035
4.50%, 04/08/2052 (Callable 10/08/2051) (a)	9,000,000	6,895,785
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028 (Callable 07/18/2028)	31,750,000	33,125,130
5.90%, 03/01/2033 (Callable 12/01/2032)	16,784,000	17,251,270
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 02/02/2029 (Callable 12/02/2028)	10,000,000	9,349,239
3.00%, 05/15/2032 (Callable 02/15/2032)	18,525,000	15,936,363
5.75%, 04/01/2033 (Callable 01/01/2033)	36,150,000	36,722,255
6.75%, 03/15/2034 (Callable 12/15/2033)	12,750,000	13,764,428
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (Callable 01/20/2035) (a)	12,000,000	12,333,600
Johnson Controls International PLC
6.00%, 01/15/2036	892,000	938,671
4.50%, 02/15/2047 (Callable 08/15/2046)	4,400,000	3,712,508
4.95%, 07/02/2064 (Callable 01/02/2064) (d)	4,029,000	3,417,661
Jones Lang LaSalle, Inc., 6.88%, 12/01/2028 (Callable 11/01/2028)	8,675,000	9,211,602
Kellanova, 2.10%, 06/01/2030 (Callable 03/01/2030)	20,000,000	17,734,680
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029 (Callable 02/15/2029)	17,650,000	17,169,060
Keysight Technologies, Inc.
4.60%, 04/06/2027 (Callable 01/06/2027)	36,562,000	36,508,800
4.95%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,791,808
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/2031 (Callable 04/01/2031) (a)	19,321,000	16,989,583
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	8,103,000	9,064,684
5.80%, 03/15/2035	2,150,000	2,197,739
6.50%, 02/01/2037	6,400,000	6,800,075
6.95%, 01/15/2038	14,008,000	15,437,320
6.50%, 09/01/2039	5,359,000	5,651,419
7.50%, 11/15/2040	8,317,000	9,606,719
Kinder Morgan, Inc.
8.05%, 10/15/2030	3,670,000	4,161,161
7.80%, 08/01/2031	16,745,000	19,089,389
7.75%, 01/15/2032	44,260,000	50,621,114
Kinross Gold Corp., 6.88%, 09/01/2041 (Callable 03/01/2041)	3,000,000	3,243,212
Kraft Heinz Foods Co.
5.00%, 07/15/2035 (Callable 01/15/2035)	10,613,000	10,456,619
7.13%, 08/01/2039 (a)	1,425,000	1,622,719
Kyndryl Holdings, Inc.
2.05%, 10/15/2026 (Callable 09/15/2026)	17,300,000	16,616,144
2.70%, 10/15/2028 (Callable 08/15/2028)	50,000,000	46,444,478
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	20,500,000	20,760,127
Lafarge SA, 7.13%, 07/15/2036	13,596,000	15,206,296
Leidos, Inc.
4.38%, 05/15/2030 (Callable 02/15/2030)	47,279,000	45,951,186
2.30%, 02/15/2031 (Callable 11/15/2030)	8,175,000	7,027,630
5.40%, 03/15/2032 (Callable 01/15/2032)	13,000,000	13,089,334
7.13%, 07/01/2032	5,000,000	5,460,939
5.75%, 03/15/2033 (Callable 12/15/2032)	23,000,000	23,581,599
LG Energy Solution Ltd.
5.50%, 07/02/2034 (a)	18,000,000	17,574,236
5.88%, 04/02/2035 (a)	7,500,000	7,484,022
LKQ Corp., 5.75%, 06/15/2028 (Callable 05/15/2028)	12,000,000	12,267,679
Lowe's Cos., Inc., 5.85%, 04/01/2063 (Callable 10/01/2062)	3,450,000	3,370,861
LYB International Finance III LLC
2.25%, 10/01/2030 (Callable 07/01/2030)	5,925,000	5,163,063
5.50%, 03/01/2034 (Callable 12/01/2033)	15,000,000	14,898,254
Marathon Petroleum Corp.
5.15%, 03/01/2030 (Callable 02/01/2030)	14,200,000	14,285,470
4.75%, 09/15/2044 (Callable 03/15/2044)	1,950,000	1,636,825
Marriott International, Inc./MD
5.00%, 10/15/2027 (Callable 09/15/2027)	12,950,000	13,111,179
4.90%, 04/15/2029 (Callable 03/15/2029)	10,000,000	10,059,325
4.80%, 03/15/2030 (Callable 02/15/2030)	15,000,000	14,963,203
5.35%, 03/15/2035 (Callable 12/15/2034)	15,000,000	14,858,256
Marshfield Clinic Health System, Inc., 2.70%, 02/15/2030 (Callable 08/15/2029)	23,125,000	20,758,132
Martin Marietta Materials, Inc.
2.50%, 03/15/2030 (Callable 12/15/2029)	6,200,000	5,578,745
6.25%, 05/01/2037	893,000	940,933
MasTec, Inc.
4.50%, 08/15/2028 (Callable 05/02/2025) (a)	5,000,000	4,883,371
5.90%, 06/15/2029 (Callable 05/15/2029)	10,000,000	10,239,270
Mercedes-Benz Finance North America LLC, 5.25%, 11/29/2027 (a)	8,225,000	8,331,451
Meritage Homes Corp., 5.65%, 03/15/2035 (Callable 12/15/2034)	7,550,000	7,428,370
Microsoft Corp., 2.92%, 03/17/2052 (Callable 09/17/2051)	3,125,000	2,095,586
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029 (Callable 01/01/2029) (a)	26,022,000	25,820,194
Mohawk Industries, Inc.
5.85%, 09/18/2028 (Callable 08/18/2028)	13,300,000	13,781,662
3.63%, 05/15/2030 (Callable 02/15/2030)	10,000,000	9,376,660
Mosaic Co.
5.45%, 11/15/2033 (Callable 05/15/2033)	2,000,000	2,011,130
4.88%, 11/15/2041 (Callable 05/15/2041)	5,000,000	4,481,579
MPLX LP
4.13%, 03/01/2027 (Callable 12/01/2026)	11,975,000	11,870,150
2.65%, 08/15/2030 (Callable 05/15/2030)	22,125,000	19,700,264
5.00%, 03/01/2033 (Callable 12/01/2032)	10,000,000	9,760,959
5.50%, 06/01/2034 (Callable 03/01/2034)	25,000,000	24,907,432
4.50%, 04/15/2038 (Callable 10/15/2037)	8,725,000	7,661,319
5.95%, 04/01/2055 (Callable 10/01/2054)	11,450,000	11,033,757
Mylan, Inc.
4.55%, 04/15/2028 (Callable 01/15/2028)	17,505,000	17,145,267
5.20%, 04/15/2048 (Callable 10/15/2047)	9,000,000	7,013,280
NGPL PipeCo LLC, 4.88%, 08/15/2027 (Callable 02/15/2027) (a)	32,000,000	31,923,920
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/2027 (a)	26,800,000	26,598,094
Nordson Corp., 4.50%, 12/15/2029 (Callable 11/15/2029)	18,000,000	17,723,281
Norfolk Southern Corp., 3.05%, 05/15/2050 (Callable 11/15/2049)	17,000,000	11,114,983
Nova Southeastern University, Inc., 4.81%, 04/01/2053	7,200,000	6,142,789
Nutrien Ltd., 4.20%, 04/01/2029 (Callable 01/01/2029)	7,000,000	6,863,124
nVent Finance Sarl
4.55%, 04/15/2028 (Callable 01/15/2028)	32,634,000	32,430,344
5.65%, 05/15/2033 (Callable 02/15/2033)	5,000,000	4,983,788
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.65%, 02/15/2032 (Callable 11/15/2031)	10,000,000	8,553,421
Occidental Petroleum Corp.
8.88%, 07/15/2030 (Callable 01/15/2030)	29,260,000	33,504,836
7.50%, 05/01/2031	28,703,000	31,599,362
7.88%, 09/15/2031	6,320,000	7,100,002
5.55%, 10/01/2034 (Callable 07/01/2034)	20,400,000	19,925,451
6.45%, 09/15/2036	28,151,000	28,977,710
Ochsner LSU Health System of North Louisiana, 2.51%, 05/15/2031 (Callable 11/15/2030)	26,620,000	21,289,214
OCI NV, 6.70%, 03/16/2033 (Callable 12/16/2032) (a)	10,000,000	10,658,700
ONEOK, Inc., 3.95%, 03/01/2050 (Callable 09/01/2049)	5,100,000	3,663,322
Oracle Corp.
2.80%, 04/01/2027 (Callable 02/01/2027)	26,225,000	25,399,305
6.25%, 11/09/2032 (Callable 08/09/2032)	18,000,000	19,197,926
3.85%, 07/15/2036 (Callable 01/15/2036)	7,500,000	6,500,137
4.50%, 07/08/2044 (Callable 01/08/2044)	3,000,000	2,525,835
4.00%, 11/15/2047 (Callable 05/15/2047)	10,250,000	7,770,588
3.95%, 03/25/2051 (Callable 09/25/2050)	3,300,000	2,423,734
6.90%, 11/09/2052 (Callable 05/09/2052)	65,400,000	72,094,708
Orange SA, 9.00%, 03/01/2031 (d)	29,519,000	35,671,207
PeaceHealth Obligated Group, 3.22%, 11/15/2050 (Callable 05/15/2050)	7,200,000	4,712,000
Penske Truck Leasing Co. Lp / PTL Finance Corp.
5.88%, 11/15/2027 (Callable 10/15/2027) (a)	12,000,000	12,313,902
5.55%, 05/01/2028 (Callable 04/01/2028) (a)	24,065,000	24,630,397
6.05%, 08/01/2028 (Callable 07/01/2028) (a)	25,000,000	25,948,725
5.35%, 03/30/2029 (Callable 02/28/2029) (a)	7,500,000	7,642,746
5.25%, 07/01/2029 (Callable 06/01/2029) (a)	20,000,000	20,244,545
3.35%, 11/01/2029 (Callable 08/01/2029) (a)	2,199,000	2,049,659
Perrigo Finance Unlimited Co., 4.90%, 06/15/2030 (Callable 03/15/2030) (d)	10,000,000	9,552,856
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053 (Callable 11/19/2052)	18,650,000	17,707,677
Phillips 66
2.15%, 12/15/2030 (Callable 09/15/2030)	12,000,000	10,420,946
5.88%, 05/01/2042	6,000,000	5,993,764
4.88%, 11/15/2044 (Callable 05/15/2044)	26,130,000	22,667,146
Phillips 66 Co.
3.55%, 10/01/2026 (Callable 07/01/2026)	7,000,000	6,904,008
3.15%, 12/15/2029 (Callable 09/15/2029)	12,000,000	11,204,646
Pilgrim's Pride Corp.
6.25%, 07/01/2033 (Callable 04/01/2033)	39,117,000	40,491,454
6.88%, 05/15/2034 (Callable 02/15/2034)	18,000,000	19,389,042
Plains All American Pipeline LP / PAA Finance Corp., 3.55%, 12/15/2029 (Callable 09/15/2029)	10,000,000	9,422,821
Premier Health Partners, 2.91%, 11/15/2026 (Callable 05/15/2026)	33,267,000	32,210,400
Quanta Services, Inc.
2.90%, 10/01/2030 (Callable 07/01/2030)	8,275,000	7,448,851
5.25%, 08/09/2034 (Callable 05/09/2034)	10,000,000	9,883,086
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/2027 (Callable 03/26/2027) (a)	84,730,000	82,121,539
Regal Rexnord Corp.
6.05%, 04/15/2028 (Callable 03/15/2028)	26,017,000	26,690,207
6.30%, 02/15/2030 (Callable 12/15/2029)	5,000,000	5,200,130
6.40%, 04/15/2033 (Callable 01/15/2033)	23,129,000	24,008,937
Reliance Industries Ltd., 2.88%, 01/12/2032 (a)	26,000,000	22,576,029
Reliance, Inc.
2.15%, 08/15/2030 (Callable 05/15/2030)	10,000,000	8,687,581
6.85%, 11/15/2036	6,100,000	6,738,370
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	10,000,000	9,976,415
Revvity, Inc.
3.30%, 09/15/2029 (Callable 06/15/2029)	24,200,000	22,659,535
3.63%, 03/15/2051 (Callable 09/15/2050)	12,000,000	8,397,331
Rio Tinto Alcan, Inc., 5.75%, 06/01/2035	446,000	470,471
Roche Holdings, Inc., 2.61%, 12/13/2051 (Callable 06/13/2051) (a)	7,000,000	4,232,562
Rogers Communications, Inc.
3.80%, 03/15/2032 (Callable 12/15/2031)	13,000,000	11,801,477
4.50%, 03/15/2042 (Callable 09/15/2041)	9,150,000	7,742,023
5.45%, 10/01/2043 (Callable 04/01/2043)	16,560,000	15,594,994
RPM International, Inc., 2.95%, 01/15/2032 (Callable 10/15/2031)	8,050,000	7,022,029
RTX Corp.
3.50%, 03/15/2027 (Callable 12/15/2026)	9,578,000	9,410,128
2.25%, 07/01/2030 (Callable 04/01/2030)	24,375,000	21,651,579
4.35%, 04/15/2047 (Callable 10/15/2046)	9,175,000	7,632,451
3.13%, 07/01/2050 (Callable 01/01/2050)	6,000,000	3,961,134
Ryder System, Inc.
5.65%, 03/01/2028 (Callable 02/01/2028)	14,110,000	14,497,665
5.25%, 06/01/2028 (Callable 05/01/2028)	12,000,000	12,210,988
4.90%, 12/01/2029 (Callable 11/01/2029)	15,000,000	15,074,371
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030 (Callable 11/15/2029)	43,842,000	43,035,730
5.90%, 09/15/2037 (Callable 03/15/2037)	10,000,000	10,298,868
Samarco Mineracao SA, 9.00% (includes 9.00% PIK), 06/30/2031 (Callable 04/17/2025) (a)	5,285,244	5,117,359
Santos Finance Ltd.
3.65%, 04/29/2031 (Callable 01/29/2031) (a)	9,000,000	8,157,481
6.88%, 09/19/2033 (Callable 06/19/2033) (a)	19,600,000	21,000,420
Sealed Air Corp., 1.57%, 10/15/2026 (Callable 09/15/2026) (a)	8,550,000	8,134,310
Shell Finance US, Inc., 4.13%, 05/11/2035	10,000,000	9,361,572
SK Hynix, Inc., 1.50%, 01/19/2026 (a)	21,852,000	21,300,677
SK Telecom Co. Ltd., 6.63%, 07/20/2027 (a)	1,339,000	1,401,930
Smith & Nephew PLC
2.03%, 10/14/2030 (Callable 07/14/2030)	27,625,000	23,852,586
5.40%, 03/20/2034 (Callable 12/20/2033)	15,000,000	15,007,542
Smithfield Foods, Inc.
3.00%, 10/15/2030 (Callable 07/15/2030) (a)	10,000,000	8,911,845
2.63%, 09/13/2031 (Callable 06/13/2031) (a)	20,000,000	17,005,791
Smurfit Westrock Financing DAC, 5.42%, 01/15/2035 (Callable 10/15/2034) (a)	10,000,000	10,043,538
Sodexo, Inc., 1.63%, 04/16/2026 (Callable 03/16/2026) (a)	7,000,000	6,789,042
Solvay Finance America LLC, 5.85%, 06/04/2034 (Callable 03/04/2034) (a)	13,000,000	13,249,515
Solventum Corp.
5.60%, 03/23/2034 (Callable 12/23/2033)	30,000,000	30,409,948
5.90%, 04/30/2054 (Callable 10/30/2053)	35,000,000	34,618,167
Southern Copper Corp., 7.50%, 07/27/2035	5,000,000	5,685,915
Spectra Energy Partners LP, 4.50%, 03/15/2045 (Callable 09/15/2044)	12,000,000	9,891,749
Sprint Capital Corp., 6.88%, 11/15/2028	21,552,000	23,008,476
Stanley Black & Decker, Inc., 6.00%, 03/06/2028 (Callable 02/06/2028)	2,852,000	2,973,010
Steel Dynamics, Inc., 3.25%, 01/15/2031 (Callable 10/15/2030)	7,000,000	6,410,810
Stellantis Finance US, Inc., 5.63%, 01/12/2028 (Callable 12/12/2027) (a)	13,750,000	13,879,648
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051 (Callable 09/15/2050)	7,500,000	5,422,703
Suntory Global Spirits, Inc., 6.63%, 07/15/2028	21,270,000	22,337,397
Synopsys, Inc., 5.70%, 04/01/2055 (Callable 10/01/2054)	15,000,000	14,893,693
Sysco Corp.
5.95%, 04/01/2030 (Callable 01/01/2030)	4,000,000	4,192,974
6.60%, 04/01/2050 (Callable 10/01/2049)	12,455,000	13,519,390
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050 (Callable 01/09/2050)	10,000,000	6,571,141
Targa Resources Corp.
5.20%, 07/01/2027 (Callable 06/01/2027)	15,925,000	16,113,484
6.13%, 03/15/2033 (Callable 12/15/2032)	22,200,000	23,172,684
5.55%, 08/15/2035 (Callable 05/15/2035)	26,250,000	26,213,462
TC PipeLines LP, 3.90%, 05/25/2027 (Callable 02/25/2027)	30,327,000	29,822,095
TD SYNNEX Corp., 1.75%, 08/09/2026 (Callable 07/09/2026)	34,843,000	33,382,235
Telecom Italia Capital SA, 7.20%, 07/18/2036	1,373,000	1,379,519
Teledyne FLIR LLC, 2.50%, 08/01/2030 (Callable 05/01/2030)	7,000,000	6,240,720
Telefonica Emisiones SA
4.67%, 03/06/2038	10,760,000	9,738,776
5.21%, 03/08/2047	33,100,000	29,259,781
4.90%, 03/06/2048	29,050,000	24,420,550
5.52%, 03/01/2049 (Callable 09/01/2048)	3,775,000	3,451,436
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	15,000,000	14,546,540
Textron, Inc., 3.00%, 06/01/2030 (Callable 03/01/2030)	19,675,000	18,005,490
Time Warner Cable LLC
6.55%, 05/01/2037	893,000	885,786
6.75%, 06/15/2039	2,767,000	2,765,413
Timken Co.
4.50%, 12/15/2028 (Callable 09/15/2028)	6,550,000	6,493,708
4.13%, 04/01/2032 (Callable 01/01/2032)	9,185,000	8,516,076
T-Mobile USA, Inc.
3.38%, 04/15/2029 (Callable 04/12/2025)	10,350,000	9,831,323
3.88%, 04/15/2030 (Callable 01/15/2030)	119,330,000	114,394,742
2.55%, 02/15/2031 (Callable 11/15/2030)	20,000,000	17,631,716
3.50%, 04/15/2031 (Callable 04/15/2026)	7,000,000	6,472,569
4.38%, 04/15/2040 (Callable 10/15/2039)	24,900,000	21,917,925
5.65%, 01/15/2053 (Callable 07/15/2052)	13,250,000	12,925,460
3.60%, 11/15/2060 (Callable 05/15/2060)	19,700,000	13,189,007
Trane Technologies Financing Ltd., 5.25%, 03/03/2033 (Callable 12/03/2032)	12,300,000	12,528,074
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	8,400,000	8,693,044
7.63%, 01/15/2039	21,327,000	24,806,624
Transcontinental Gas Pipe Line Co. LLC
7.25%, 12/01/2026	3,500,000	3,624,713
4.60%, 03/15/2048 (Callable 09/15/2047)	5,150,000	4,370,991
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026) (a)	21,000,000	20,376,809
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	10,000,000	8,578,954
TTX Co., 4.60%, 02/01/2049 (Callable 08/01/2048) (a)	8,325,000	7,259,864
Tyson Foods, Inc., 5.10%, 09/28/2048 (Callable 03/28/2048)	10,000,000	9,025,100
United Rentals North America, Inc., 6.00%, 12/15/2029 (Callable 12/15/2025) (a)	45,000,000	45,728,726
Universal Health Services, Inc.
1.65%, 09/01/2026 (Callable 08/01/2026)	24,000,000	22,971,209
2.65%, 10/15/2030 (Callable 07/15/2030)	10,000,000	8,765,592
5.05%, 10/15/2034 (Callable 07/15/2034)	10,000,000	9,481,124
UPMC, 5.04%, 05/15/2033 (Callable 02/15/2033)	9,275,000	9,193,245
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026 (Callable 03/15/2026)	22,757,000	22,451,593
Vale Overseas Ltd.
3.75%, 07/08/2030 (Callable 04/08/2030)	28,721,000	26,681,510
6.13%, 06/12/2033 (Callable 03/12/2033)	42,450,000	43,411,790
6.88%, 11/21/2036	45,621,000	49,319,449
6.40%, 06/28/2054 (Callable 12/28/2053)	28,550,000	28,174,830
Valero Energy Corp.
2.15%, 09/15/2027 (Callable 07/15/2027)	14,150,000	13,366,883
4.00%, 04/01/2029 (Callable 01/01/2029)	15,475,000	15,042,568
6.63%, 06/15/2037	2,100,000	2,252,192
Var Energi ASA
5.00%, 05/18/2027 (Callable 04/18/2027) (a)	23,850,000	23,960,563
7.50%, 01/15/2028 (Callable 12/15/2027) (a)	65,430,000	69,324,459
8.00%, 11/15/2032 (Callable 08/15/2032) (a)	15,000,000	16,852,572
Verizon Communications, Inc.
4.33%, 09/21/2028	3,077,000	3,061,097
2.55%, 03/21/2031 (Callable 12/21/2030)	4,430,000	3,903,443
2.36%, 03/15/2032 (Callable 12/15/2031)	5,650,000	4,780,986
4.50%, 08/10/2033	16,325,000	15,674,066
4.27%, 01/15/2036	17,148,000	15,732,250
5.25%, 03/16/2037	28,793,000	28,591,058
4.81%, 03/15/2039	37,323,000	34,855,189
2.65%, 11/20/2040 (Callable 05/20/2040)	10,000,000	7,022,835
3.40%, 03/22/2041 (Callable 09/22/2040)	4,250,000	3,272,151
4.86%, 08/21/2046	2,500,000	2,237,883
3.70%, 03/22/2061 (Callable 09/22/2060)	26,725,000	18,404,823
Viatris, Inc.
3.85%, 06/22/2040 (Callable 12/22/2039)	13,083,000	9,510,723
4.00%, 06/22/2050 (Callable 12/22/2049)	40,600,000	26,627,329
VICI Properties LP, 4.75%, 02/15/2028 (Callable 01/15/2028)	35,000,000	35,002,345
VICI Properties LP / VICI Note Co., Inc., 4.50%, 01/15/2028 (Callable 10/15/2027) (a)	16,749,000	16,537,646
Videotron Ltd., 5.70%, 01/15/2035 (Callable 10/15/2034) (a)	20,000,000	19,962,716
Viterra Finance BV
2.00%, 04/21/2026 (Callable 03/21/2026) (a)	23,641,000	22,929,098
4.90%, 04/21/2027 (Callable 03/21/2027) (a)	45,000,000	44,981,867
3.20%, 04/21/2031 (Callable 01/21/2031) (a)	80,745,000	72,713,216
5.25%, 04/21/2032 (Callable 01/21/2032) (a)	16,631,000	16,607,715
VMware LLC, 1.40%, 08/15/2026 (Callable 07/15/2026)	19,575,000	18,746,281
Vodafone Group PLC
7.88%, 02/15/2030	301,000	344,477
5.00%, 05/30/2038	6,800,000	6,561,180
5.63%, 02/10/2053 (Callable 08/10/2052)	10,000,000	9,381,509
5.75%, 02/10/2063 (Callable 08/10/2062)	5,000,000	4,707,334
Volkswagen Group of America Finance LLC
1.25%, 11/24/2025 (Callable 10/24/2025) (a)	30,000,000	29,313,978
5.05%, 03/27/2028 (Callable 02/27/2028) (a)	20,900,000	20,892,451
6.20%, 11/16/2028 (Callable 10/16/2028) (a)	30,000,000	31,103,051
Vontier Corp.
2.40%, 04/01/2028 (Callable 02/01/2028)	4,921,000	4,539,311
2.95%, 04/01/2031 (Callable 01/01/2031)	5,275,000	4,578,517
Vulcan Materials Co.
4.70%, 03/01/2048 (Callable 09/01/2047)	3,446,000	2,988,907
5.70%, 12/01/2054 (Callable 06/01/2054)	10,000,000	9,778,878
Walgreens Boots Alliance, Inc., 3.45%, 06/01/2026 (Callable 03/01/2026)	2,080,000	2,041,032
Walmart, Inc., 4.50%, 04/15/2053 (Callable 10/15/2052)	13,925,000	12,314,134
Warnermedia Holdings, Inc.
4.05%, 03/15/2029 (Callable 01/15/2029)	5,000,000	4,708,766
4.28%, 03/15/2032 (Callable 12/15/2031)	71,072,000	62,617,235
5.05%, 03/15/2042 (Callable 09/15/2041)	9,000,000	7,198,235
5.14%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,644,984
Weir Group PLC, 2.20%, 05/13/2026 (Callable 04/13/2026) (a)	38,555,000	37,438,668
Western Digital Corp., 4.75%, 02/15/2026 (Callable 11/15/2025)	4,000,000	3,976,965
Western Midstream Operating LP
3.95%, 06/01/2025 (Callable 05/02/2025)	8,000,000	7,984,916
4.05%, 02/01/2030 (Callable 11/01/2029) (d)	10,500,000	10,020,908
6.15%, 04/01/2033 (Callable 01/01/2033)	4,550,000	4,697,839
5.45%, 11/15/2034 (Callable 08/15/2034)	20,000,000	19,540,512
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025 (Callable 05/15/2025)	10,295,000	10,253,732
3.45%, 11/15/2026 (Callable 08/15/2026)	28,315,000	27,831,065
4.70%, 09/15/2028 (Callable 06/15/2028) (d)	4,739,000	4,746,192
WestRock MWV LLC, 8.20%, 01/15/2030	7,963,000	9,098,338
Whistler Pipeline LLC
5.70%, 09/30/2031 (Callable 07/30/2031) (a)	13,775,000	13,935,074
5.95%, 09/30/2034 (Callable 06/30/2034) (a)	7,395,000	7,475,604
Williams Cos., Inc.
7.75%, 06/15/2031	3,400,000	3,842,857
8.75%, 03/15/2032 (d)	5,750,000	6,905,990
6.30%, 04/15/2040	8,417,000	8,871,060
4.85%, 03/01/2048 (Callable 09/01/2047)	7,000,000	6,052,617
Woodside Finance Ltd.
4.50%, 03/04/2029 (Callable 12/04/2028) (a)	42,480,000	41,886,430
5.10%, 09/12/2034 (Callable 06/12/2034)	26,000,000	25,225,377
Yara International ASA, 3.80%, 06/06/2026 (Callable 03/06/2026) (a)	23,500,000	23,230,745
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034 (Callable 06/15/2034)	30,000,000	29,895,418
5.75%, 11/30/2039	11,967,000	12,204,161
		9,503,551,457

Utilities - 1.4%
Ameren Corp.
3.50%, 01/15/2031 (Callable 10/15/2030)	20,000,000	18,583,910
5.38%, 03/15/2035 (Callable 12/15/2034)	41,650,000	41,559,385
American Electric Power Co., Inc., 3.25%, 03/01/2050 (Callable 09/01/2049)	10,175,000	6,651,986
Avangrid, Inc., 3.20%, 04/15/2025 (Callable 04/12/2025)	10,500,000	10,491,513
Berkshire Hathaway Energy Co.
3.70%, 07/15/2030 (Callable 04/15/2030)	18,425,000	17,683,314
2.85%, 05/15/2051 (Callable 11/15/2050)	13,675,000	8,388,592
4.60%, 05/01/2053 (Callable 11/01/2052)	21,825,000	18,221,232
Commonwealth Edison Co., 3.85%, 03/15/2052 (Callable 09/15/2051)	6,050,000	4,544,736
Constellation Energy Generation LLC
5.60%, 03/01/2028 (Callable 02/01/2028)	12,600,000	12,941,531
5.80%, 03/01/2033 (Callable 12/01/2032)	5,000,000	5,177,971
Consumers Energy Co., 3.50%, 08/01/2051 (Callable 02/01/2051)	9,400,000	6,825,585
Dominion Energy, Inc., 3.38%, 04/01/2030 (Callable 01/01/2030)	10,000,000	9,345,257
DTE Electric Co., 5.40%, 04/01/2053 (Callable 10/01/2052)	9,375,000	9,181,121
DTE Energy Co.
4.88%, 06/01/2028 (Callable 05/01/2028)	19,000,000	19,115,998
5.10%, 03/01/2029 (Callable 02/01/2029)	12,500,000	12,665,045
Duke Energy Corp.
2.65%, 09/01/2026 (Callable 06/01/2026)	10,000,000	9,736,936
6.10%, 09/15/2053 (Callable 03/15/2053)	13,600,000	13,829,637
5.80%, 06/15/2054 (Callable 12/15/2053)	2,600,000	2,543,953
Duke Energy Indiana LLC, 5.40%, 04/01/2053 (Callable 10/01/2052)	7,000,000	6,649,129
Duke Energy Ohio, Inc., 5.25%, 04/01/2033 (Callable 01/01/2033)	5,000,000	5,072,533
Duke Energy Progress LLC, 4.00%, 04/01/2052 (Callable 10/01/2051)	9,600,000	7,363,824
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (Callable 05/01/2027) (a)	5,350,000	5,196,918
2.53%, 10/01/2030 (Callable 07/01/2030) (a)	2,550,000	2,246,797
2.78%, 01/07/2032 (Callable 10/07/2031) (a)	2,810,000	2,397,057
Enel Finance International NV
3.50%, 04/06/2028 (a)	8,000,000	7,727,508
6.80%, 09/15/2037 (a)	8,440,000	9,230,470
4.75%, 05/25/2047 (a)	66,700,000	57,087,613
7.75%, 10/14/2052 (Callable 04/14/2052) (a)	10,000,000	11,980,070
Engie SA, 5.88%, 04/10/2054 (Callable 10/10/2053) (a)	6,300,000	6,250,017
Entergy Corp., 2.95%, 09/01/2026 (Callable 06/01/2026)	13,075,000	12,781,249
Essential Utilities, Inc., 2.70%, 04/15/2030 (Callable 01/15/2030)	14,100,000	12,764,852
Evergy Missouri West, Inc., 5.65%, 06/01/2034 (Callable 03/01/2034) (a)	13,700,000	14,025,667
Eversource Energy, 1.65%, 08/15/2030 (Callable 05/15/2030)	9,925,000	8,421,060
Exelon Corp.
4.05%, 04/15/2030 (Callable 01/15/2030)	8,900,000	8,622,560
4.95%, 06/15/2035 (Callable 12/15/2034)	3,500,000	3,371,753
4.10%, 03/15/2052 (Callable 09/15/2051)	5,000,000	3,844,933
Fells Point Funding Trust, 3.05%, 01/31/2027 (Callable 12/31/2026) (a)	28,100,000	27,224,075
FirstEnergy Corp.
2.25%, 09/01/2030 (Callable 06/01/2030)	4,300,000	3,739,387
3.40%, 03/01/2050 (Callable 09/01/2049)	15,000,000	10,187,195
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (Callable 03/01/2028) (a)	8,125,000	8,247,543
FirstEnergy Transmission LLC, 2.87%, 09/15/2028 (Callable 07/15/2028) (a)	10,000,000	9,407,996
Interstate Power and Light Co., 2.30%, 06/01/2030 (Callable 03/01/2030)	9,350,000	8,272,396
ITC Holdings Corp.
3.35%, 11/15/2027 (Callable 08/15/2027)	25,581,000	24,771,145
2.95%, 05/14/2030 (Callable 02/14/2030) (a)	10,000,000	9,122,373
5.65%, 05/09/2034 (Callable 02/09/2034) (a)	7,000,000	7,126,835
KeySpan Corp., 8.00%, 11/15/2030	6,500,000	7,441,138
Liberty Utilities Co., 5.58%, 01/31/2029 (Callable 12/31/2028) (a)	11,350,000	11,616,666
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030 (Callable 06/15/2030) (a)	10,000,000	8,602,316
Massachusetts Electric Co., 5.87%, 02/26/2054 (Callable 08/26/2053) (a)	10,000,000	10,052,661
MidAmerican Energy Co., 5.85%, 09/15/2054 (Callable 03/15/2054)	9,850,000	10,118,837
National Grid PLC
5.60%, 06/12/2028 (Callable 05/12/2028)	10,000,000	10,256,872
5.42%, 01/11/2034 (Callable 10/11/2033)	12,410,000	12,527,025
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	4,659,000	5,495,154
Niagara Mohawk Power Corp., 5.66%, 01/17/2054 (Callable 07/17/2053) (a)	7,000,000	6,794,821
NiSource, Inc.
5.20%, 07/01/2029 (Callable 06/01/2029)	15,000,000	15,277,121
3.60%, 05/01/2030 (Callable 02/01/2030)	7,035,000	6,661,864
5.35%, 04/01/2034 (Callable 01/01/2034)	13,475,000	13,518,693
5.25%, 02/15/2043 (Callable 08/15/2042)	5,779,000	5,388,894
3.95%, 03/30/2048 (Callable 09/30/2047)	11,750,000	9,037,873
5.85%, 04/01/2055 (Callable 10/01/2054)	11,700,000	11,630,106
NorthWestern Corp., 5.07%, 03/21/2030 (Callable 02/21/2030) (a)	7,325,000	7,378,728
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053 (Callable 10/01/2052)	5,550,000	5,416,944
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/2030 (Callable 02/15/2030)	9,500,000	8,680,408
RWE Finance US LLC, 6.25%, 04/16/2054 (Callable 10/16/2053) (a)	20,000,000	19,913,862
Southern Co.
5.70%, 10/15/2032 (Callable 04/15/2032)	7,000,000	7,275,900
4.25%, 07/01/2036 (Callable 01/01/2036)	5,525,000	5,014,427
Southern Co. Gas Capital Corp.
5.15%, 09/15/2032 (Callable 03/15/2032)	17,100,000	17,118,056
3.15%, 09/30/2051 (Callable 03/30/2051)	7,850,000	4,979,606
Tucson Electric Power Co., 5.50%, 04/15/2053 (Callable 10/15/2052)	5,400,000	5,162,261
Xcel Energy, Inc., 3.40%, 06/01/2030 (Callable 12/01/2029)	15,000,000	14,008,128
		759,989,018
TOTAL CORPORATE BONDS (Cost $19,779,398,799)		18,990,401,611

U.S. TREASURY SECURITIES - 29.3%	Par	Value
United States Treasury Note/Bond
1.13%, 10/31/2026	545,250,000	521,799,992
4.13%, 02/15/2027	188,925,000	189,603,949
4.63%, 06/15/2027	169,825,000	172,432,079
3.13%, 08/31/2027	331,575,000	325,694,723
3.88%, 11/30/2027	681,500,000	681,207,166
4.00%, 12/15/2027	190,000,000	190,556,641
4.25%, 01/15/2028	935,525,000	944,295,547
4.25%, 02/15/2028	361,875,000	365,437,207
1.13%, 08/31/2028	81,950,000	74,734,558
2.38%, 03/31/2029	651,550,000	614,467,644
2.75%, 05/31/2029	458,975,000	438,374,912
3.88%, 12/31/2029	484,925,000	483,371,727
3.50%, 04/30/2030	150,900,000	147,658,007
4.00%, 07/31/2030	80,000,000	79,959,375
4.13%, 08/31/2030	863,575,000	869,107,277
4.00%, 01/31/2031	454,250,000	453,682,188
1.38%, 11/15/2031	708,550,000	598,392,617
1.88%, 02/15/2032	662,350,000	575,157,835
2.88%, 05/15/2032	139,025,000	128,619,848
3.50%, 02/15/2033	146,975,000	140,785,974
4.38%, 05/15/2034	577,675,000	585,482,636
1.38%, 11/15/2040	91,525,000	59,476,949
2.25%, 05/15/2041	397,400,000	294,495,134
1.75%, 08/15/2041	324,900,000	220,183,206
2.38%, 02/15/2042	1,084,050,000	804,568,359
3.38%, 08/15/2042	835,525,000	716,299,501
3.88%, 02/15/2043	256,500,000	234,757,619
2.88%, 05/15/2043	1,053,870,000	829,963,789
3.88%, 05/15/2043	964,700,000	880,590,219
4.63%, 05/15/2044	284,100,000	285,021,106
2.50%, 02/15/2045	1,047,000,000	754,862,458
2.88%, 05/15/2049	625,250,000	460,853,211
2.25%, 08/15/2049	73,350,000	47,316,480
1.38%, 08/15/2050	49,225,000	25,083,599
2.38%, 05/15/2051	894,175,000	584,741,548
2.88%, 05/15/2052	957,100,000	694,906,944
TOTAL U.S. TREASURY SECURITIES (Cost $16,222,435,166)		15,473,942,024

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 20.5%	Par	Value
Federal Home Loan Mortgage Corp.
Pool A89870, 4.50%, 11/01/2039	1,160,257	1,147,525
Pool A90316, 4.50%, 12/01/2039	5,602,732	5,540,674
Pool A91387, 5.00%, 03/01/2040	276,085	278,857
Pool A93996, 4.50%, 09/01/2040	809,554	799,667
Pool A96413, 4.00%, 01/01/2041	7,689,601	7,405,714
Pool A97620, 4.50%, 03/01/2041	581,268	573,990
Pool C00785, 6.50%, 06/01/2029	22,336	23,052
Pool C03490, 4.50%, 08/01/2040	251,450	248,457
Pool C03829, 4.00%, 03/01/2042	2,462,163	2,371,250
Pool C09004, 3.50%, 07/01/2042	3,206,130	2,992,322
Pool C09013, 3.00%, 09/01/2042	7,102,855	6,400,937
Pool C09015, 3.00%, 10/01/2042	2,117,256	1,906,704
Pool C09028, 3.50%, 01/01/2043	6,649,331	6,205,793
Pool C91430, 3.00%, 03/01/2032	707,663	681,265
Pool C91484, 3.00%, 08/01/2032	4,725,085	4,540,907
Pool C91557, 3.00%, 09/01/2032	31,655,215	30,379,339
Pool C91619, 3.00%, 04/01/2033	652,426	621,348
Pool C91922, 3.50%, 03/01/2037	2,247,566	2,161,995
Pool C91923, 4.00%, 03/01/2037	1,267,340	1,245,370
Pool G01916, 5.00%, 09/01/2035	3,187,740	3,214,423
Pool G04834, 5.00%, 03/01/2036	1,308,878	1,319,833
Pool G05364, 5.00%, 08/01/2033	1,461,120	1,472,153
Pool G06959, 3.50%, 10/01/2041	2,453,238	2,289,744
Pool G07304, 3.50%, 12/01/2042	3,714,042	3,466,374
Pool G07477, 4.00%, 01/01/2041	3,954,558	3,808,562
Pool G07530, 3.50%, 05/01/2043	4,443,411	4,147,159
Pool G07801, 4.00%, 10/01/2044	3,296,794	3,142,311
Pool G07849, 3.50%, 05/01/2044	15,865,960	14,807,707
Pool G07995, 5.50%, 01/01/2039	3,164,372	3,224,614
Pool G08105, 5.50%, 01/01/2036	53,176	54,493
Pool G08168, 6.00%, 12/01/2036	47,428	49,519
Pool G08269, 5.50%, 05/01/2038	157,167	159,939
Pool G08372, 4.50%, 11/01/2039	971,537	960,776
Pool G08518, 3.00%, 02/01/2043	1,103,010	993,317
Pool G08528, 3.00%, 04/01/2043	2,828,386	2,547,091
Pool G08534, 3.00%, 06/01/2043	24,069,923	21,675,953
Pool G08540, 3.00%, 08/01/2043	1,889,028	1,701,141
Pool G08595, 4.00%, 07/01/2044	1,078,829	1,027,384
Pool G08609, 3.50%, 10/01/2044	18,248,370	16,947,883
Pool G08622, 3.00%, 01/01/2045	6,636,410	5,908,520
Pool G08672, 4.00%, 10/01/2045	1,613,267	1,529,655
Pool G08677, 4.00%, 11/01/2045	3,603,088	3,416,348
Pool G08681, 3.50%, 12/01/2045	2,756,563	2,544,144
Pool G08694, 4.00%, 02/01/2046	4,695,858	4,403,075
Pool G08706, 3.50%, 05/01/2046	2,055,704	1,891,340
Pool G08721, 3.00%, 09/01/2046	40,985,855	36,385,344
Pool G08759, 4.50%, 04/01/2047	9,648,489	9,413,112
Pool G08780, 4.00%, 09/01/2047	5,439,147	5,140,310
Pool G30974, 3.50%, 01/01/2034	4,376,431	4,270,359
Pool G60038, 3.50%, 01/01/2044	3,688,789	3,442,758
Pool G60039, 3.00%, 04/01/2043	6,643,822	5,983,124
Pool G60181, 4.50%, 01/01/2045	9,997,998	9,801,648
Pool G60365, 5.00%, 02/01/2038	717,954	723,550
Pool G60393, 3.50%, 01/01/2046	11,154,921	10,313,795
Pool G60551, 4.00%, 04/01/2046	3,311,598	3,139,974
Pool G60602, 3.50%, 11/01/2043	2,339,484	2,183,471
Pool G60722, 3.00%, 10/01/2046	26,071,111	23,148,160
Pool G60774, 3.00%, 10/01/2045	13,052,870	11,754,688
Pool G60932, 3.50%, 02/01/2044	11,296,349	10,542,929
Pool G60988, 3.00%, 05/01/2047	23,968,485	21,287,580
Pool G60994, 3.50%, 01/01/2045	10,579,756	9,874,141
Pool G61581, 4.00%, 08/01/2048	8,895,262	8,394,041
Pool G67700, 3.50%, 08/01/2046	12,039,561	11,106,853
Pool G67701, 3.00%, 10/01/2046	42,710,589	38,012,416
Pool G67702, 4.00%, 01/01/2047	19,932,860	18,943,172
Pool G67708, 3.50%, 03/01/2048	53,688,261	49,253,098
Pool Q08998, 3.50%, 06/01/2042	1,390,910	1,298,163
Pool Q10378, 3.00%, 08/01/2042	4,948,221	4,471,521
Pool Q13205, 3.00%, 11/01/2042	16,993,755	15,356,630
Pool Q14875, 3.00%, 01/01/2043	8,293,663	7,479,211
Pool Q16902, 4.00%, 04/01/2043	8,467,142	8,138,592
Pool Q17640, 3.00%, 04/01/2043	2,334,409	2,102,256
Pool Q28765, 4.00%, 05/01/2044	6,411,938	6,174,458
Pool Q45864, 3.00%, 02/01/2047	15,432,359	13,630,254
Pool QB5689, 2.50%, 11/01/2050	19,140,384	16,144,422
Pool QC3874, 2.50%, 07/01/2051	29,758,399	25,060,390
Pool QC6017, 2.50%, 08/01/2051	15,393,356	13,025,949
Pool QC7500, 3.00%, 09/01/2051	14,320,790	12,602,182
Pool QC9160, 3.00%, 10/01/2051	9,641,045	8,405,508
Pool QD0744, 2.50%, 11/01/2051	8,342,296	7,023,539
Pool QE5105, 4.50%, 07/01/2052	30,975,188	29,856,836
Pool QK0430, 2.00%, 09/01/2040	21,008,219	18,351,993
Pool QN6719, 1.50%, 06/01/2036	31,619,189	27,828,918
Pool RA4375, 2.50%, 02/01/2051	36,243,483	30,612,599
Pool RA4562, 2.50%, 02/01/2051	18,825,472	15,915,733
Pool RA4637, 2.50%, 02/01/2051	51,239,743	43,216,462
Pool RA7679, 5.00%, 07/01/2052	87,512,622	86,279,505
Pool RB5086, 2.50%, 11/01/2040	51,888,478	45,907,373
Pool RB5089, 1.50%, 12/01/2040	39,806,718	33,041,185
Pool RB5090, 2.00%, 12/01/2040	72,747,813	62,206,359
Pool RB5105, 2.00%, 03/01/2041	46,763,497	39,956,713
Pool RB5131, 2.00%, 10/01/2041	12,416,842	10,596,279
Pool RB5145, 2.00%, 02/01/2042	41,162,085	34,998,768
Pool RC1535, 2.00%, 08/01/2035	35,834,754	32,638,829
Pool SB0743, 3.00%, 01/01/2034	28,806,391	27,768,275
Pool SB0794, 1.50%, 06/01/2036	16,628,126	14,675,104
Pool SB0967, 2.00%, 01/01/2037	27,137,698	24,810,389
Pool SB1138, 1.50%, 06/01/2036	22,216,732	19,614,412
Pool SB8088, 1.50%, 02/01/2036	30,962,068	27,251,919
Pool SB8500, 2.50%, 07/01/2035	4,165,924	3,875,074
Pool SC0052, 3.00%, 02/01/2040	8,014,339	7,395,951
Pool SC0208, 2.00%, 11/01/2041	64,998,137	55,488,463
Pool SC0242, 2.50%, 02/01/2042	9,815,299	8,654,076
Pool SC0392, 4.00%, 06/01/2038	45,591,744	44,623,039
Pool SC0526, 2.00%, 05/01/2042	141,377,890	120,768,981
Pool SD0039, 4.00%, 02/01/2046	22,346,498	21,495,017
Pool SD0295, 3.00%, 02/01/2049	34,653,360	30,856,797
Pool SD0580, 3.00%, 04/01/2051	28,670,785	25,134,621
Pool SD0614, 2.50%, 05/01/2051	34,896,296	29,333,810
Pool SD0649, 2.50%, 06/01/2051	14,525,935	12,205,330
Pool SD2039, 6.00%, 01/01/2053	108,455,134	111,260,450
Pool SD2164, 5.50%, 01/01/2053	93,973,626	94,689,803
Pool SD2176, 6.00%, 01/01/2053	31,891,090	32,807,412
Pool SD2230, 2.00%, 08/01/2051	44,949,323	35,990,601
Pool SD2903, 2.00%, 03/01/2051	182,640,598	146,466,795
Pool SD3431, 5.50%, 06/01/2053	45,492,362	45,521,649
Pool SD3595, 6.00%, 08/01/2053	23,123,180	23,938,058
Pool SD3860, 6.50%, 09/01/2053	41,952,290	43,759,348
Pool SD3906, 6.00%, 10/01/2053	69,417,356	71,171,345
Pool SD4316, 4.00%, 06/01/2046	107,299,733	102,113,753
Pool SD4957, 2.00%, 03/01/2051	38,169,915	30,604,679
Pool SD5594, 5.50%, 07/01/2053	24,501,591	24,504,164
Pool SD6407, 3.00%, 01/01/2050	26,712,104	23,715,839
Pool SD7507, 3.00%, 11/01/2049	39,027,919	34,549,629
Pool SD7516, 4.00%, 05/01/2050	64,390,141	60,703,494
Pool SD7525, 2.50%, 10/01/2050	7,448,582	6,334,193
Pool SD7526, 2.50%, 10/01/2050	7,735,126	6,542,042
Pool SD7538, 2.00%, 04/01/2051	65,343,020	53,425,457
Pool SD7541, 2.00%, 05/01/2051	27,869,359	22,521,974
Pool SD7548, 2.50%, 11/01/2051	116,430,787	98,646,389
Pool SD7553, 3.00%, 03/01/2052	106,705,424	94,058,198
Pool SD7555, 3.00%, 08/01/2052	80,796,152	71,051,562
Pool SF5020, 3.50%, 01/01/2047	21,519,821	20,001,942
Pool SI2074, 2.00%, 09/01/2050	46,860,170	37,590,969
Pool SI2076, 2.00%, 09/01/2050	30,979,567	24,851,506
Pool SI2077, 2.00%, 09/01/2050	15,421,791	12,374,660
Pool Z40130, 3.00%, 01/01/2046	36,111,401	32,636,451
Pool ZA2494, 3.50%, 02/01/2038	24,739,000	23,564,905
Pool ZL3014, 3.50%, 04/01/2042	9,249,096	8,621,296
Pool ZL3549, 3.50%, 08/01/2042	21,124,555	19,690,577
Pool ZL3711, 3.50%, 09/01/2042	32,516,063	30,308,870
Pool ZL4646, 3.00%, 01/01/2043	11,275,309	10,140,951
Pool ZM8767, 4.50%, 10/01/2048	7,066,034	6,866,151
Pool ZS4693, 3.00%, 12/01/2046	23,724,072	20,952,328
Pool ZS4724, 4.50%, 06/01/2047	61,007,124	59,388,774
Pool ZS4732, 4.50%, 08/01/2047	15,531,287	15,129,738
Pool ZS7942, 3.00%, 02/01/2033	18,243,293	17,640,155
Pool ZS8577, 2.50%, 08/01/2030	56,797,925	54,599,743
Pool ZT0531, 3.50%, 04/01/2047	39,514,094	36,358,623
Pool ZT1257, 3.00%, 01/01/2046	45,793,305	41,334,004
Pool ZT2262, 3.00%, 06/01/2048	33,404,908	29,089,807
Pool ZT2407, 3.50%, 03/01/2043	31,278,471	29,072,375
Federal National Mortgage Association
Pool 254903, 5.00%, 10/01/2033	5,015,027	5,047,166
Pool 254949, 5.00%, 11/01/2033	13,392	13,478
Pool 257203, 5.00%, 05/01/2028	26,459	26,568
Pool 555285, 6.00%, 03/01/2033	11,644	12,086
Pool 725025, 4.50%, 10/01/2033	4,119,843	4,069,209
Pool 725425, 5.50%, 04/01/2034	1,751,488	1,785,881
Pool 725773, 5.50%, 09/01/2034	68,260	69,526
Pool 735060, 6.00%, 11/01/2034	37,087	38,457
Pool 735228, 5.50%, 02/01/2035	160,677	164,053
Pool 735676, 5.00%, 07/01/2035	1,345,025	1,353,793
Pool 735925, 5.00%, 10/01/2035	681,771	686,467
Pool 745275, 5.00%, 02/01/2036	965,406	972,453
Pool 745946, 5.50%, 11/01/2036	68,087	69,688
Pool 890355, 3.50%, 09/01/2041	5,671,637	5,286,840
Pool AB0524, 4.00%, 04/01/2039	3,323,865	3,221,950
Pool AB1614, 4.00%, 10/01/2040	10,315,236	9,928,344
Pool AB3745, 4.00%, 10/01/2041	1,981,671	1,906,095
Pool AB6496, 3.00%, 10/01/2042	8,555,584	7,710,922
Pool AB8612, 3.00%, 03/01/2043	13,059,548	11,745,632
Pool AC5442, 4.50%, 11/01/2039	54,612	53,939
Pool AD0249, 5.50%, 04/01/2037	416,798	424,634
Pool AD8522, 4.00%, 08/01/2040	421,535	405,986
Pool AE0828, 3.50%, 02/01/2041	4,051,907	3,777,029
Pool AH0936, 3.50%, 12/01/2040	2,352,657	2,193,062
Pool AI7784, 4.50%, 07/01/2041	2,389,595	2,355,202
Pool AJ1407, 4.00%, 09/01/2041	540,161	519,559
Pool AJ7689, 4.00%, 12/01/2041	2,445,032	2,351,779
Pool AK2400, 4.00%, 02/01/2042	13,656,843	13,131,696
Pool AL0160, 4.50%, 05/01/2041	2,212,082	2,178,354
Pool AL3069, 3.00%, 02/01/2043	12,528,016	11,298,921
Pool AL5097, 4.50%, 09/01/2043	3,604,597	3,539,007
Pool AL6340, 5.00%, 06/01/2039	3,243,880	3,264,544
Pool AL7521, 5.00%, 06/01/2039	4,467,815	4,492,721
Pool AL7822, 4.00%, 07/01/2043	9,455,185	9,088,651
Pool AL7954, 5.00%, 07/01/2041	3,623,581	3,646,933
Pool AL8819, 3.50%, 10/01/2043	18,361,879	17,115,113
Pool AL9043, 3.50%, 09/01/2046	3,769,287	3,469,663
Pool AL9555, 4.00%, 02/01/2045	5,637,712	5,422,694
Pool AL9633, 3.00%, 11/01/2043	9,408,236	8,467,680
Pool AL9764, 4.50%, 02/01/2046	9,461,684	9,328,432
Pool AO2970, 3.00%, 05/01/2042	2,369,653	2,143,055
Pool AO8044, 3.50%, 07/01/2042	35,065,006	32,685,239
Pool AP0489, 3.50%, 08/01/2042	2,612,390	2,435,072
Pool AR9195, 3.00%, 03/01/2043	2,677,625	2,408,263
Pool AS0303, 3.00%, 08/01/2043	1,852,834	1,666,408
Pool AS4257, 4.00%, 01/01/2045	2,073,698	1,967,155
Pool AS5831, 4.00%, 09/01/2045	1,609,689	1,524,319
Pool AS6013, 4.00%, 10/01/2045	2,043,774	1,935,380
Pool AS6227, 4.00%, 11/01/2045	7,805,391	7,352,735
Pool AS7150, 3.00%, 05/01/2046	5,647,720	5,020,008
Pool AS7244, 3.50%, 05/01/2046	9,928,262	9,130,843
Pool AS7540, 3.00%, 07/01/2046	13,482,114	11,947,973
Pool AS8073, 2.50%, 10/01/2046	11,144,558	9,454,662
Pool AS8470, 3.00%, 12/01/2046	11,586,309	10,298,343
Pool AS9917, 4.00%, 07/01/2047	31,408,200	29,825,194
Pool AT2721, 3.00%, 05/01/2043	13,243,354	11,911,062
Pool AT2725, 3.00%, 05/01/2043	6,442,912	5,794,717
Pool AT5900, 3.00%, 06/01/2043	2,682,575	2,412,687
Pool AU1628, 3.00%, 07/01/2043	1,127,069	1,013,682
Pool AU8844, 4.00%, 11/01/2043	3,465,329	3,324,859
Pool AW8165, 4.00%, 01/01/2042	3,166,801	3,046,033
Pool AX5316, 4.50%, 01/01/2042	3,702,205	3,649,684
Pool AY3374, 3.50%, 04/01/2045	9,132,500	8,458,519
Pool AZ7903, 4.00%, 06/01/2041	4,150,711	3,992,430
Pool AZ9565, 3.50%, 12/01/2045	10,278,055	9,486,551
Pool BC1445, 3.00%, 07/01/2046	4,085,800	3,631,657
Pool BE5069, 3.00%, 11/01/2046	8,468,266	7,525,740
Pool BF0212, 4.50%, 02/01/2041	17,768,512	17,533,033
Pool BF0231, 3.00%, 04/01/2042	19,900,550	18,151,484
Pool BF0241, 3.50%, 05/01/2052	38,794,121	35,581,280
Pool BF0345, 3.00%, 10/01/2043	38,420,162	34,564,497
Pool BF0386, 3.00%, 02/01/2049	10,172,246	9,023,315
Pool BF0414, 3.00%, 11/01/2059	40,971,541	35,324,125
Pool BF0500, 3.00%, 12/01/2054	81,897,798	71,607,074
Pool BF0546, 2.50%, 07/01/2061	8,392,655	6,787,488
Pool BF0617, 2.50%, 03/01/2062	41,006,415	33,163,350
Pool BF0656, 4.00%, 06/01/2062	119,385,458	110,695,794
Pool BH2594, 3.50%, 08/01/2047	4,304,146	3,933,077
Pool BH4101, 3.50%, 10/01/2047	4,083,483	3,731,117
Pool BH7071, 4.50%, 12/01/2047	1,946,566	1,885,416
Pool BH9277, 3.50%, 02/01/2048	20,190,472	18,441,546
Pool BM1031, 3.00%, 09/01/2043	32,937,058	29,623,739
Pool BM1066, 4.00%, 02/01/2047	1,998,077	1,892,099
Pool BM1428, 3.50%, 09/01/2043	15,731,067	14,662,941
Pool BM1753, 4.00%, 05/01/2037	11,489,364	11,253,796
Pool BM2003, 4.00%, 10/01/2047	10,364,831	9,793,585
Pool BM2005, 4.00%, 12/01/2047	12,840,926	12,128,431
Pool BM2007, 4.00%, 09/01/2048	2,765,340	2,605,602
Pool BM3108, 4.50%, 08/01/2046	7,143,460	6,994,211
Pool BM3286, 4.50%, 11/01/2047	3,491,898	3,424,294
Pool BM3972, 2.50%, 04/01/2038	18,523,477	17,022,611
Pool BM3974, 4.00%, 05/01/2038	7,103,948	6,981,363
Pool BM4148, 4.00%, 07/01/2048	10,735,155	10,192,468
Pool BM4746, 3.50%, 02/01/2044	31,502,330	29,363,387
Pool BM4973, 3.50%, 05/01/2043	13,574,267	12,652,681
Pool BM5136, 4.00%, 06/01/2046	38,545,892	36,812,616
Pool BM5460, 3.50%, 01/01/2035	15,901,862	15,487,433
Pool BM5478, 4.50%, 01/01/2049	7,252,343	7,064,926
Pool BM5538, 5.00%, 11/01/2048	13,086,080	13,102,392
Pool BM5628, 4.50%, 11/01/2048	10,296,376	10,030,270
Pool BM5784, 3.50%, 05/01/2047	823,909	756,014
Pool BM5787, 4.00%, 08/01/2047	15,557,908	14,747,607
Pool BM5803, 4.50%, 04/01/2039	8,614,523	8,597,537
Pool BM5900, 3.00%, 11/01/2046	17,453,218	15,698,979
Pool BM6825, 3.50%, 06/01/2045	9,143,862	8,498,980
Pool BM7089, 3.00%, 02/01/2052	73,610,798	64,099,721
Pool BQ1226, 2.00%, 09/01/2050	38,845,153	31,102,632
Pool BQ3361, 2.00%, 09/01/2050	38,496,823	30,865,586
Pool BQ9497, 3.00%, 11/01/2050	5,360,162	4,731,125
Pool BT6883, 2.00%, 09/01/2051	10,808,338	8,746,481
Pool BU7102, 2.50%, 12/01/2051	41,868,615	35,089,756
Pool CA4447, 2.50%, 11/01/2034	11,014,552	10,301,716
Pool CA4509, 2.50%, 11/01/2034	9,100,162	8,511,178
Pool CA5146, 3.00%, 02/01/2050	61,939,251	54,686,512
Pool CA5964, 2.00%, 06/01/2040	34,559,230	30,225,749
Pool CA6256, 2.50%, 07/01/2050	87,543,572	74,032,918
Pool CA6307, 2.50%, 07/01/2050	30,495,041	25,651,005
Pool CA6308, 3.00%, 07/01/2050	44,093,814	39,284,094
Pool CA7604, 3.00%, 11/01/2050	56,848,899	50,637,564
Pool CA8230, 2.50%, 12/01/2050	68,825,851	58,052,503
Pool CB0290, 2.00%, 04/01/2051	109,877,604	87,379,482
Pool CB1806, 2.50%, 10/01/2051	33,555,502	28,227,882
Pool CB2162, 3.00%, 11/01/2051	93,771,638	82,304,050
Pool CB2345, 2.00%, 12/01/2051	22,097,805	17,923,705
Pool CB4135, 5.00%, 07/01/2052	98,744,824	97,143,398
Pool CB4140, 5.00%, 07/01/2052	61,836,395	60,815,836
Pool CB5025, 5.50%, 11/01/2052	43,042,011	43,459,387
Pool CB9813, 6.00%, 01/01/2055	40,930,448	42,068,713
Pool FA0188, 1.50%, 08/01/2037	52,161,443	45,905,470
Pool FA0581, 3.00%, 12/01/2047	12,301,835	11,063,382
Pool FA1022, 2.50%, 02/01/2052	83,277,070	70,478,414
Pool FM2568, 3.00%, 05/01/2038	10,054,968	9,498,829
Pool FM2743, 3.00%, 02/01/2034	17,470,128	16,883,464
Pool FM2972, 4.00%, 12/01/2044	86,460,364	82,959,237
Pool FM3117, 3.00%, 05/01/2050	32,840,563	29,075,157
Pool FM3160, 4.50%, 02/01/2049	7,354,479	7,125,889
Pool FM3946, 4.00%, 01/01/2049	2,604,412	2,458,324
Pool FM4481, 1.50%, 10/01/2035	24,921,979	22,000,713
Pool FM4561, 2.50%, 10/01/2050	35,423,059	29,878,493
Pool FM4875, 2.50%, 11/01/2050	5,684,104	4,819,820
Pool FM4908, 2.50%, 11/01/2050	48,099,253	40,533,814
Pool FM5024, 2.50%, 12/01/2050	47,096,582	39,587,794
Pool FM5262, 3.50%, 10/01/2040	8,486,591	7,996,609
Pool FM5368, 1.50%, 12/01/2035	47,666,246	42,078,597
Pool FM5535, 2.50%, 01/01/2041	21,824,602	19,299,788
Pool FM6058, 3.50%, 02/01/2037	4,216,233	4,101,261
Pool FM6422, 1.50%, 03/01/2036	2,304,648	2,034,253
Pool FM6990, 3.00%, 08/01/2040	23,302,307	21,568,273
Pool FM7064, 2.50%, 01/01/2051	29,350,082	24,824,559
Pool FM7381, 2.50%, 05/01/2051	31,797,937	26,860,641
Pool FM7466, 2.50%, 05/01/2051	66,845,653	56,697,021
Pool FM7830, 2.50%, 04/01/2051	16,295,307	13,747,007
Pool FM7911, 2.50%, 06/01/2051	22,805,395	19,317,999
Pool FM7962, 2.50%, 07/01/2051	59,089,830	50,070,211
Pool FM8150, 2.00%, 07/01/2051	38,618,868	31,256,338
Pool FM8215, 2.50%, 03/01/2051	17,507,958	14,808,395
Pool FM8318, 2.50%, 07/01/2051	19,787,358	16,674,645
Pool FM8322, 2.00%, 08/01/2051	13,728,287	11,109,500
Pool FM8644, 4.00%, 06/01/2039	6,428,211	6,326,004
Pool FM8804, 2.50%, 09/01/2051	110,321,358	92,823,954
Pool FM9243, 3.00%, 10/01/2051	54,364,697	47,535,071
Pool FM9284, 2.50%, 11/01/2051	25,352,358	21,346,270
Pool FM9479, 2.50%, 11/01/2051	86,825,074	73,048,104
Pool FM9495, 2.00%, 11/01/2051	51,278,057	41,419,730
Pool FM9599, 2.50%, 11/01/2051	29,122,360	24,847,048
Pool FM9671, 2.00%, 12/01/2051	93,228,971	75,236,335
Pool FM9700, 2.00%, 12/01/2051	32,105,867	25,981,059
Pool FM9732, 2.50%, 12/01/2051	68,152,711	57,327,198
Pool FM9781, 2.50%, 12/01/2051	15,482,269	13,033,902
Pool FM9807, 2.00%, 12/01/2051	29,303,462	23,669,850
Pool FM9877, 2.50%, 12/01/2051	113,402,717	95,751,795
Pool FP0057, 4.00%, 08/01/2050	23,291,786	22,263,833
Pool FS0192, 2.50%, 01/01/2052	38,943,561	32,854,382
Pool FS0216, 2.00%, 01/01/2037	24,918,546	22,755,083
Pool FS0493, 3.00%, 02/01/2052	21,661,839	19,012,563
Pool FS0585, 3.00%, 02/01/2052	26,471,369	23,234,040
Pool FS0739, 3.50%, 02/01/2052	26,213,187	23,760,805
Pool FS1005, 2.00%, 02/01/2042	33,992,992	28,977,015
Pool FS1009, 2.00%, 02/01/2042	34,622,903	29,546,544
Pool FS1093, 3.50%, 04/01/2052	73,715,165	66,749,304
Pool FS1115, 2.50%, 05/01/2051	56,354,526	48,207,917
Pool FS1120, 3.00%, 03/01/2052	58,786,457	51,469,332
Pool FS1226, 4.00%, 05/01/2049	6,180,798	5,821,572
Pool FS1365, 2.50%, 03/01/2042	41,920,983	36,878,494
Pool FS1974, 1.50%, 02/01/2036	33,212,677	29,312,079
Pool FS2111, 4.50%, 10/01/2045	88,679,200	86,823,750
Pool FS2166, 4.50%, 07/01/2052	13,277,038	12,797,873
Pool FS2488, 2.50%, 10/01/2034	34,200,929	31,983,208
Pool FS2648, 3.00%, 10/01/2049	18,389,239	16,537,840
Pool FS2917, 3.00%, 11/01/2033	26,337,597	25,448,956
Pool FS2918, 3.00%, 09/01/2033	19,836,181	19,101,723
Pool FS4603, 2.00%, 05/01/2042	137,450,127	117,487,177
Pool FS4654, 2.00%, 07/01/2051	73,115,879	58,623,095
Pool FS4973, 3.50%, 06/01/2032	45,045,354	43,859,340
Pool FS5120, 6.00%, 07/01/2053	10,159,181	10,501,810
Pool FS5577, 6.00%, 08/01/2053	29,247,731	30,003,227
Pool FS5760, 3.50%, 11/01/2048	47,429,392	43,768,494
Pool FS5788, 6.50%, 09/01/2053	24,781,061	25,894,973
Pool FS5799, 2.50%, 09/01/2050	27,973,803	23,504,805
Pool FS5815, 3.00%, 04/01/2048	75,939,958	68,294,288
Pool FS5816, 3.50%, 07/01/2047	33,211,482	30,951,888
Pool FS8498, 6.00%, 08/01/2054	38,709,330	39,693,965
Pool FS8579, 2.00%, 08/01/2042	89,976,514	76,608,797
Pool FS8752, 6.00%, 08/01/2054	48,619,269	50,002,605
Pool FS8915, 2.00%, 08/01/2042	50,382,538	43,022,210
Pool FS8954, 2.00%, 01/01/2042	111,383,521	95,087,674
Pool FS9401, 6.00%, 10/01/2054	16,293,498	16,681,884
Pool FS9402, 6.00%, 10/01/2054	140,665,362	144,295,990
Pool FS9404, 6.00%, 10/01/2054	46,565,233	47,833,099
Pool MA0140, 4.50%, 08/01/2029	238,386	238,235
Pool MA0171, 4.50%, 09/01/2029	265,689	265,519
Pool MA0583, 4.00%, 12/01/2040	2,542,038	2,445,113
Pool MA0949, 3.50%, 01/01/2032	11,082,288	10,806,513
Pool MA1200, 3.00%, 10/01/2032	595,395	567,788
Pool MA1275, 3.00%, 12/01/2032	1,871,993	1,782,471
Pool MA1608, 3.50%, 10/01/2033	6,231,483	6,044,042
Pool MA1764, 4.00%, 01/01/2034	2,026,098	1,997,469
Pool MA1922, 4.00%, 06/01/2034	2,612,632	2,569,205
Pool MA1960, 4.00%, 07/01/2034	26,070,822	25,727,547
Pool MA2019, 4.00%, 09/01/2034	2,979,859	2,940,441
Pool MA2287, 3.00%, 06/01/2035	3,959,709	3,722,748
Pool MA2804, 3.00%, 11/01/2036	12,337,282	11,549,726
Pool MA2841, 2.50%, 12/01/2036	6,758,598	6,212,819
Pool MA3183, 4.00%, 11/01/2047	8,012,031	7,558,843
Pool MA3281, 4.00%, 02/01/2038	8,780,754	8,585,086
Pool MA3305, 3.50%, 03/01/2048	18,144,112	16,568,160
Pool MA3333, 4.00%, 04/01/2048	27,610,505	26,021,388
Pool MA3468, 4.50%, 09/01/2048	7,804,604	7,580,516
Pool MA4047, 2.00%, 06/01/2050	114,863,928	92,238,120
Pool MA4119, 2.00%, 09/01/2050	39,280,039	31,445,572
Pool MA4159, 2.50%, 10/01/2050	60,277,285	50,375,519
Pool MA4175, 1.50%, 11/01/2040	121,879,103	100,487,372
Pool MA4182, 2.00%, 11/01/2050	204,577,222	163,898,072
Pool MA4202, 1.50%, 12/01/2040	38,485,957	32,005,892
Pool MA4206, 2.00%, 12/01/2035	38,800,258	35,339,788
Pool MA4208, 2.00%, 12/01/2050	58,303,778	46,764,723
Pool MA4501, 2.00%, 12/01/2041	110,957,847	94,585,901
Pool MA4540, 2.00%, 02/01/2042	11,804,636	10,033,419
Pool MA4570, 2.00%, 03/01/2042	60,977,618	51,922,456
Series 1998-66, Class C, 6.00%, 12/25/2028	29	29
Freddie Mac Seasoned Credit Risk Transfer Trust
Series 2019-4, Class MA, 3.00%, 02/25/2059 (Callable 06/25/2046)	26,954,717	25,011,540
Series 2020-2, Class MT, 2.00%, 11/25/2059 (Callable 07/25/2046)	39,458,180	31,373,854
Series 2020-3, Class MT, 2.00%, 05/25/2060 (Callable 08/25/2047)	33,200,993	26,414,889
Series 2021-3, Class MTU, 2.50%, 03/25/2061 (Callable 04/25/2048)	60,910,053	49,272,664
Series 2022-1, Class MTU, 3.25%, 11/25/2061 (Callable 12/25/2051)	48,605,870	41,858,952
Ginnie Mae II Pool
Pool 784551, 3.00%, 11/20/2046	17,275,469	15,596,463
Pool 785025, 3.50%, 02/20/2050	53,199,438	49,159,462
Pool 785433, 2.50%, 04/20/2051	56,589,610	47,982,924
Pool 785447, 2.50%, 03/20/2051	42,302,834	35,587,299
Pool 785531, 2.50%, 06/20/2051	28,873,515	24,482,006
Pool 785558, 2.50%, 07/20/2051	96,819,950	81,847,176
Pool 785575, 2.50%, 08/20/2051	82,183,372	69,009,000
Pool 785615, 2.50%, 08/20/2051	31,914,259	26,951,812
Pool 786333, 4.00%, 04/20/2052	22,455,119	21,041,589
Pool 786809, 5.50%, 06/20/2053	43,669,436	44,181,008
Pool 786812, 5.50%, 07/20/2053	17,438,884	17,761,000
Pool 786904, 6.00%, 08/20/2053	25,406,296	26,062,795
Pool 787026, 6.00%, 10/20/2053	30,677,996	31,406,185
Pool 787253, 6.00%, 02/20/2054	74,937,830	77,040,530
Pool 787304, 6.00%, 03/20/2054	94,167,502	97,326,347
Pool 787312, 2.50%, 03/20/2052	118,790,852	101,772,005
Pool 787313, 2.50%, 09/20/2051	84,625,121	71,401,060
Pool 787387, 5.50%, 04/20/2054	34,396,144	34,619,582
Pool MA0022, 3.50%, 04/20/2042	57,309,640	53,701,406
Pool MA0154, 3.50%, 06/20/2042	24,565,873	22,973,624
Pool MA0220, 3.50%, 07/20/2042	36,604,507	34,209,342
Pool MA0318, 3.50%, 08/20/2042	16,312,081	15,279,832
Pool MA1157, 3.50%, 07/20/2043	17,113,513	15,961,789
Pool MA1225, 4.00%, 08/20/2043	24,458,263	23,456,173
Pool MA1286, 4.00%, 09/20/2043	34,769,195	33,330,279
Pool MA1376, 4.00%, 10/20/2043	3,738,638	3,583,144
Pool MA1449, 4.00%, 11/20/2043	34,331,258	32,896,307
Pool MA1677, 3.50%, 02/20/2044	25,930,856	24,169,293
Pool MA2224, 4.00%, 09/20/2044	14,519,399	13,888,586
Pool MA2522, 4.00%, 01/20/2045	3,154,234	3,016,539
Pool MA3375, 3.00%, 01/20/2046	19,530,945	17,568,395
Pool MA3597, 3.50%, 04/20/2046	22,694,585	21,023,613
Pool MA3663, 3.50%, 05/20/2046	14,113,099	13,073,971
Pool MA3736, 3.50%, 06/20/2046	23,559,052	21,811,018
Pool MA4385, 5.00%, 04/20/2047	624,131	625,005
Pool MA4509, 3.00%, 06/20/2047	10,162,248	9,114,772
Pool MA4721, 4.50%, 09/20/2047	3,016,966	2,947,078
Pool MA4963, 4.00%, 01/20/2048	4,218,814	3,982,751
Pool MA5765, 5.00%, 02/20/2049	30,381,171	30,231,786
Pool MA7990, 4.00%, 04/20/2052	16,018,224	15,022,152
Pool MA8571, 6.00%, 01/20/2053	26,420,972	26,834,020
Government National Mortgage Association (GNMA)
Pool 3474, 6.00%, 11/20/2033	12,682	13,102
Pool 4747, 5.00%, 07/20/2040	549,740	557,192
Pool 5202, 3.50%, 10/20/2041	2,573,768	2,418,080
Pool 778793, 3.50%, 01/15/2042	4,459,262	4,197,806
Pool AL9364, 3.50%, 03/20/2045	4,936,362	4,540,021
Pool MA0155, 4.00%, 06/20/2042	2,916,998	2,800,515
Pool MA0392, 3.50%, 09/20/2042	76,055,681	70,985,020
Pool MA0699, 3.50%, 01/20/2043	22,850,091	21,312,450
Pool MA2753, 3.00%, 04/20/2045	5,879,812	5,293,018
Pool MA2754, 3.50%, 04/20/2045	7,352,533	6,832,466
Pool MA3035, 4.00%, 08/20/2045	2,526,340	2,418,212
Pool MA3378, 4.50%, 01/20/2046	4,181,870	4,088,789
Pool MA3598, 4.00%, 04/20/2046	2,829,276	2,699,627
Pool MA3664, 4.00%, 05/20/2046	6,745,121	6,434,781
Pool MA4512, 4.50%, 06/20/2047	9,701,625	9,455,955
Pool MA4588, 4.50%, 07/20/2047	2,271,882	2,214,349
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $11,553,814,550)		10,863,148,462

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.9%	Par	Value
Arroyo Mortgage Trust
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 04/25/2025) (a)(e)	6,775,035	6,427,407
Series 2020-1, Class A1A, 1.66%, 03/25/2055 (Callable 04/25/2025) (a)	5,378,977	5,110,661
Bayview Financial Acquisition Trust, Series 2007-B, Class 1A2, 7.33%, 08/28/2047 (Callable 04/28/2025) (d)	697,038	612,637
Bear Stearns Asset Backed Securities Trust, Series 2004-AC2, Class 2A, 5.00%, 05/25/2034 (Callable 04/25/2025)	105,233	87,948
BRAVO Residential Funding Trust, Series 2023-RPL1, Class A1, 5.00%, 05/25/2063 (Callable 08/25/2045) (a)(e)	79,308,807	79,051,370
Chase Mortgage Finance Corp.
Series 2023-RPL1, Class A1, 3.50%, 06/25/2062 (Callable 06/25/2049) (a)(e)	107,014,346	99,044,217
Series 2023-RPL2, Class A1, 3.25%, 03/25/2063 (Callable 11/25/2049) (a)(e)	58,231,190	52,392,424
Series 2023-RPL3, Class A1, 3.25%, 09/25/2063 (Callable 08/25/2046) (a)(e)	120,644,268	108,100,582
Series 2024-RPL1, Class A1A, 3.25%, 03/25/2064 (Callable 06/25/2047) (a)(e)	63,448,991	56,791,796
Series 2024-RPL3, Class A1A, 3.25%, 09/25/2064 (Callable 04/25/2050) (a)(e)	57,301,138	50,835,834
CIM Trust
Series 2022-R2, Class A1, 3.75%, 12/25/2061 (Callable 05/25/2027) (a)(e)	43,775,402	41,152,301
Series 2022-R3, Class A1, 4.50%, 03/25/2062 (Callable 09/25/2027) (a)(e)	48,587,521	47,298,786
Series 2023-R2, Class A1, 5.50%, 08/25/2064 (Callable 03/25/2028) (a)(e)	75,959,569	76,205,032
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.50%, 11/25/2035 (Callable 04/25/2025)	6,038	4,263
Countrywide Alternative Loan Trust, Series 2006-28CB, Class A17, 6.00%, 10/25/2036 (Callable 04/25/2025)	391,880	182,989
Countrywide Asset-Backed Certificates
Series 2004-S1, Class A3, 5.12%, 02/25/2035 (Callable 04/25/2025) (d)	39,884	39,660
Series 2005-10, Class AF6, 4.13%, 02/25/2036 (Callable 04/25/2025) (e)	1,324	1,315
Series 2005-17, Class 1AF5, 5.56%, 05/25/2036 (Callable 04/25/2025) (e)	33,137	31,323
Credit Suisse Management LLC, Series 2003-AR26, Class 8A1, 6.35%, 11/25/2033 (Callable 04/25/2025) (e)	1,842,335	1,751,980
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class 3A1, 5.75%, 11/25/2036	991	120
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)	132,564,126	126,917,491
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)	46,187,588	44,162,466
Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (a)	120,476,168	118,896,328
Series 2022-SFR2, Class A, 4.25%, 07/17/2039 (a)	7,391,900	7,305,821
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	55,940,431	55,465,575
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	101,452,431	97,100,233
Impac CMB Trust, Series 2004-4, Class 2A2, 5.30%, 09/25/2034 (Callable 04/25/2025) (d)	33,378	39,213
Imperial Fund Mortgage Trust, Series 2022-NQM3, Class A1, 4.38%, 05/25/2067 (Callable 04/25/2025) (a)(d)	5,449,713	5,388,642
JP Morgan Mortgage Trust
Series 2006-A7, Class 2A4R, 4.56%, 01/25/2037 (Callable 04/25/2025) (e)	172,098	134,562
Series 2007-A1, Class 5A2, 6.38%, 07/25/2035 (Callable 12/25/2029) (e)	424,280	430,217
Series 2007-A1, Class 5A5, 6.38%, 07/25/2035 (Callable 12/25/2029) (e)	642,429	651,929
Series 2007-A2, Class 2A3, 5.75%, 04/25/2037 (Callable 04/25/2025) (e)	511,382	384,180
METLIFE SECURITIZATION TRUST, Series 2019-1A, Class A1A, 3.75%, 04/25/2058 (Callable 11/25/2043) (a)(e)	3,057,845	2,998,169
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060 (Callable 04/25/2037) (a)(e)	9,254,619	8,797,515
MLCC Mortgage Investors, Inc., Series 2004-F, Class A1A, 5.36%, 12/25/2029 (Callable 04/25/2025) (e)	1,182,563	1,133,534
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A1, 5.81%, 09/25/2034 (Callable 06/25/2026) (e)	476,483	470,909
New Residential Mortgage Loan Trust
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (Callable 10/25/2030) (a)(e)	3,578,826	3,469,266
Series 2017-3A, Class A1, 4.00%, 04/25/2057 (Callable 02/25/2033) (a)(e)	5,098,985	4,903,691
Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 07/25/2032) (a)(e)	7,601,863	7,271,892
Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 09/25/2033) (a)(e)	9,767,568	9,471,999
Onslow Bay Mortgage Loan Trust
Series 2022-NQM2, Class A1, 2.98%, 01/25/2062 (Callable 04/25/2025) (a)(e)	72,982,036	68,183,124
Series 2024-HYB1, Class A1, 3.65%, 03/25/2053 (Callable 09/25/2046) (a)(e)	33,147,274	32,472,731
Series 2024-HYB2, Class A1, 3.67%, 04/25/2053 (Callable 03/25/2047) (a)(e)	38,527,499	38,039,055
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	72,550,120	69,609,910
Series 2023-SFR2, Class A, 4.50%, 10/17/2040 (a)	15,309,675	15,087,663
Series 2024-SFR1, Class A, 3.35%, 02/17/2041 (a)	5,296,369	5,001,483
RALI Trust, Series 2004-QS6, Class A1, 5.00%, 10/25/2063	6,129	5,358
Renaissance NIM Trust, Series 2007-1, Class AF3, 5.61%, 04/25/2037 (Callable 09/25/2034) (d)	2,482,525	640,812
Rithm Capital Corp.
Series 2020-1A, Class A1B, 3.50%, 10/25/2059 (Callable 04/25/2041) (a)(e)	7,970,889	7,474,659
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062 (Callable 04/25/2025) (a)(e)	29,620,004	27,680,889
Series 2024-NQM2, Class A1, 0.00%, 09/25/2064 (Callable 12/25/2032) (a)(e)	51,693,802	51,319,415
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, 1.16%, 08/25/2056 (Callable 04/25/2025) (a)(e)	24,620,200	22,025,100
Series 2022-4, Class A1, 5.19%, 05/25/2067 (Callable 06/25/2025) (a)(d)	43,132,736	42,885,430
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A1, 5.41%, 09/25/2034 (Callable 04/25/2025) (e)	371,788	364,126
Thornburg Mortgage Securities Trust, Series 2003-5, Class 3A, 5.63%, 10/25/2043 (Callable 04/25/2025) (e)	2,390,661	2,297,527
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 01/25/2030) (a)(e)	7,776,364	7,586,310
Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 01/25/2030) (a)(e)	616,375	606,634
Series 2018-4, Class A1, 3.00%, 06/25/2058 (Callable 05/25/2037) (a)(e)	10,662,218	9,995,044
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 04/25/2034) (a)(e)	4,149,643	4,099,544
Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 09/25/2029) (a)(e)	17,344,965	16,705,192
Series 2019-4, Class A1, 2.90%, 10/25/2059 (Callable 11/25/2032) (a)(e)	48,736,101	46,461,582
Series 2020-2, Class A1A, 1.64%, 04/25/2060 (Callable 01/25/2032) (a)(e)	115,097,359	103,832,378
Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 04/25/2032) (a)	54,061,713	48,851,916
Series 2022-2, Class A1, 3.75%, 07/01/2062 (Callable 04/25/2034) (a)(e)	135,662,327	127,351,368
Series 2022-3, Class A1, 3.75%, 08/01/2062 (Callable 04/25/2032) (a)(e)	131,824,719	124,168,708
Series 2023-1, Class A1, 3.75%, 01/25/2063 (Callable 11/25/2033) (a)	53,220,050	50,945,494
Series 2024-1, Class A1, 4.78%, 03/25/2064 (Callable 01/25/2044) (a)(e)	125,645,408	126,840,723
Series 2024-2, Class A1A, 4.72%, 12/25/2064 (Callable 03/25/2031) (a)(e)	164,053,650	165,132,451
Series 2024-3, Class A1A, 5.11%, 07/25/2065 (Callable 03/25/2034) (a)(e)	78,098,464	78,799,233
Series 2024-5, Class A1A, 4.49%, 10/25/2064 (Callable 03/25/2038) (a)(e)	159,832,204	160,581,545
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1, 5.34%, 01/25/2035 (Callable 04/25/2025) (e)	2,528,792	2,348,300
Series 2004-CB2, Class 3A, 6.00%, 08/25/2034 (Callable 04/25/2025)	1,896,448	1,925,919
Series 2004-CB3, Class 2A, 6.50%, 10/25/2034 (Callable 04/25/2025)	821,061	841,249
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,597,995,752)		2,580,677,149

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.9%	Par	Value
BANK-2017
Series 2017-BNK4, Class A3, 3.36%, 05/15/2050 (Callable 04/15/2027)	30,855,622	30,119,064
Series 2017-BNK4, Class A4, 3.63%, 05/15/2050 (Callable 04/15/2027)	44,885,000	43,794,209
Series 2017-BNK5, Class A5, 3.39%, 06/15/2060 (Callable 07/15/2027)	22,501,000	21,812,420
Series 2017-BNK7, Class A4, 3.18%, 09/15/2060 (Callable 09/15/2027)	21,500,000	20,778,170
Series 2017-BNK7, Class A5, 3.44%, 09/15/2060 (Callable 09/15/2027)	350,000	339,120
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050 (Callable 11/15/2027)	68,313,000	64,866,117
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054 (Callable 12/15/2029)	98,103,000	94,846,373
BANK-2018
Series 2018-BN10, Class A5, 3.69%, 02/15/2061 (Callable 02/15/2028)	11,050,000	10,748,679
Series 2018-BN12, Class A4, 4.26%, 05/15/2061 (Callable 05/15/2028) (e)	17,442,008	17,178,180
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (Callable 08/15/2028) (e)	8,565,000	8,388,147
BANK-2019, Series 2019-BN21, Class A5, 2.85%, 10/17/2052 (Callable 10/15/2029)	39,710,000	36,133,396
BANK-2020, Series 2020-BN29, Class A4, 2.00%, 11/15/2053 (Callable 12/15/2030)	67,160,000	56,614,362
BANK-2022, Series 2022-BNK44, Class A5, 5.74%, 11/15/2055 (Callable 11/15/2032) (e)	56,200,000	58,639,659
BANK5 Trust
Series 2023-5YR3, Class A2, 6.26%, 09/15/2056 (Callable 09/15/2028)	68,826,591	71,513,072
Series 2024-5YR7, Class A3, 5.77%, 06/15/2057 (Callable 06/15/2029)	93,975,000	97,135,238
Series 2025-5YR13, Class A2, 5.03%, 01/15/2058 (Callable 02/15/2030)	38,350,000	38,602,742
Benchmark Mortgage Trust
Series 2018-B6, Class A4, 4.26%, 10/10/2051 (Callable 10/10/2028)	20,140,000	19,634,806
Series 2018-B8, Class A5, 4.23%, 01/15/2052 (Callable 12/15/2028)	24,235,000	23,487,956
Series 2019-B14, Class A5, 3.05%, 12/15/2062 (Callable 11/15/2029)	28,769,000	26,431,332
Series 2020-B20, Class A5, 2.03%, 10/15/2053 (Callable 10/15/2030)	31,916,000	27,132,819
Series 2020-B21, Class A5, 1.98%, 12/17/2053 (Callable 12/15/2030)	35,697,743	30,380,411
Series 2021-B24, Class A5, 2.58%, 03/15/2054 (Callable 03/15/2031)	26,400,000	22,823,006
Series 2021-B31, Class A5, 2.67%, 12/15/2054 (Callable 12/15/2031)	29,775,000	25,807,681
Series 2023-V3, Class A2, 5.90%, 07/15/2056 (Callable 07/15/2028)	36,950,000	37,998,294
Series 2024-V10, Class A2, 4.80%, 09/15/2057 (Callable 10/15/2029)	82,950,000	82,875,527
Series 2025-V13, Class A3, 5.22%, 02/15/2058 (Callable 02/15/2030)	68,500,000	69,468,953
Cantor Commercial Real Estate Lending LP, Series 2019-CF3, Class A4, 3.01%, 01/15/2053 (Callable 12/15/2029)	5,651,725	5,153,170
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/2050 (Callable 12/15/2027) (e)	9,000,279	8,594,780
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/2048 (Callable 01/10/2026)	18,107,455	17,956,853
Series 2016-C4, Class A4, 3.28%, 05/10/2058 (Callable 11/10/2026)	36,850,980	36,289,518
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4, 3.19%, 04/10/2048 (Callable 04/10/2025)	5,262,895	5,184,004
Series 2015-GC33, Class A4, 3.78%, 09/10/2058 (Callable 05/10/2026)	8,600,000	8,532,103
Series 2015-GC35, Class A4, 3.82%, 11/10/2048 (Callable 10/10/2027)	68,675,000	67,870,129
Series 2017-P7, Class A4, 3.71%, 04/14/2050 (Callable 04/14/2027)	12,275,000	11,895,569
Series 2017-P8, Class A4, 3.47%, 09/15/2050 (Callable 09/15/2027)	22,000,000	21,022,023
Series 2019-C7, Class A4, 3.10%, 12/15/2072 (Callable 12/15/2029)	23,480,000	21,745,619
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-C3, Class ASB, 2.76%, 08/10/2049 (Callable 08/10/2026)	2,744,305	2,714,053
Series 2016-CD1, Class A4, 2.72%, 08/10/2049 (Callable 08/10/2027)	49,411,454	47,172,216
Series 2017-C6, Class A5, 3.33%, 06/10/2050 (Callable 04/10/2028)	23,800,000	22,911,827
Series 2017-CD3, Class A4, 3.63%, 02/10/2050 (Callable 08/10/2027)	7,200,000	6,867,778
Series 2018-CD7, Class A4, 4.28%, 08/15/2051 (Callable 08/15/2028)	7,400,000	7,255,926
Computershare Corporate Trust
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)	25,583,770	25,441,653
Series 2016-C34, Class A4, 3.10%, 06/15/2049 (Callable 05/15/2026)	10,250,000	10,002,369
Series 2016-C35, Class A4, 2.93%, 07/15/2048 (Callable 07/15/2026)	25,670,000	25,014,301
Series 2017-C42, Class A4, 3.59%, 12/15/2050 (Callable 12/15/2027)	7,315,000	7,041,682
Series 2017-RC1, Class A4, 3.63%, 01/15/2060 (Callable 03/15/2027)	14,349,000	14,023,942
Series 2019-C50, Class ASB, 3.64%, 05/15/2052 (Callable 05/15/2029)	16,605,120	16,319,503
Series 2019-C51, Class A4, 3.31%, 06/15/2052 (Callable 06/15/2029)	22,581,000	20,895,364
Series 2019-C52, Class A5, 2.89%, 08/15/2052 (Callable 08/15/2029)	10,000,000	9,193,365
Series 2019-C54, Class A4, 3.15%, 12/15/2052 (Callable 11/15/2029)	30,610,609	28,422,795
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/2049 (Callable 11/15/2026)	5,000,000	4,859,602
Series 2018-CX11, Class A4, 3.77%, 04/15/2051 (Callable 04/15/2028)	8,220,218	8,038,813
Series 2018-CX11, Class A5, 4.03%, 04/15/2051 (Callable 04/15/2028) (e)	22,023,039	21,535,647
Series 2018-CX12, Class A4, 4.22%, 08/15/2051 (Callable 08/15/2028) (e)	18,608,000	18,050,288
Series 2019-C16, Class A3, 3.33%, 06/15/2052 (Callable 06/15/2029)	33,939,000	31,767,369
Series 2019-C17, Class A5, 3.02%, 09/15/2052 (Callable 09/15/2029)	16,475,000	15,081,388
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	19,875,000	19,422,224
GS Mortgage Securities Corp. II
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	30,493,248	30,173,075
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 (Callable 11/10/2027)	23,655,000	22,850,564
JP Morgan Chase Commercial Mortgage Securities, Series 2017-JP7, Class A5, 3.45%, 09/15/2050 (Callable 04/15/2028)	10,500,000	10,132,643
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	22,658,000	22,430,505
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/2049 (Callable 05/15/2026)	19,890,000	19,324,181
Series 2017-C5, Class A5, 3.69%, 03/15/2050 (Callable 08/15/2027)	24,380,000	23,661,773
Series 2017-C7, Class A5, 3.41%, 10/15/2050 (Callable 11/15/2027)	17,170,000	16,503,801
Morgan Stanley ABS Capital I, Inc., Series 2021-L7, Class A5, 2.57%, 10/15/2054 (Callable 10/15/2031)	7,295,000	6,331,382
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5, 2.86%, 09/15/2049 (Callable 10/15/2026)	25,444,000	24,616,808
Series 2016-C31, Class A5, 3.10%, 11/15/2049 (Callable 11/15/2026)	6,025,000	5,822,249
Series 2017-C34, Class A4, 3.54%, 11/15/2052 (Callable 10/15/2027)	41,287,079	40,038,566
Series 2025-5C1, Class A2, 4.91%, 02/15/2030 (Callable 02/15/2030)	34,075,000	34,020,316
Morgan Stanley Capital I Trust 2014-MP, Series 2015-UBS8, Class A4, 3.81%, 12/15/2048 (Callable 12/15/2025)	72,694,000	72,076,697
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class A4, 3.60%, 12/15/2049 (Callable 11/15/2026)	8,500,000	8,251,008
Series 2018-H3, Class A5, 4.18%, 07/15/2051 (Callable 07/15/2028)	22,101,510	21,601,236
Series 2018-H4, Class A3, 4.04%, 12/15/2051 (Callable 01/15/2029)	8,829,018	8,636,473
Series 2018-H4, Class A4, 4.31%, 12/15/2051 (Callable 01/15/2029)	7,750,000	7,593,772
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 08/15/2050 (Callable 08/15/2027)	3,500,000	3,387,684
Series 2018-C11, Class A5, 4.24%, 06/15/2051 (Callable 07/15/2028) (e)	16,652,859	16,311,116
Series 2019-C17, Class A4, 2.92%, 10/15/2052 (Callable 10/15/2029)	71,060,966	65,142,447
Series 2019-C18, Class A4, 3.04%, 12/15/2052 (Callable 12/15/2029)	6,480,000	5,926,510
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,145,542,572)		2,068,658,412

ASSET-BACKED SECURITIES - 2.9%	Par	Value
Chase Auto Owner Trust, Series 2024-2A, Class A3, 5.52%, 06/25/2029 (Callable 12/25/2027) (a)	83,500,000	84,825,295
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	52,800,000	53,790,913
Series 2024-1, Class A, 5.34%, 05/15/2030	41,875,000	42,613,198
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 08/15/2035 (Callable 02/15/2028) (a)	139,364,000	140,896,210
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037 (Callable 02/15/2030) (a)(d)	103,350,000	104,856,605
Ford Credit Floorplan LLC, Series 2024-3, Class A1, 4.30%, 09/15/2029 (a)	199,600,000	199,126,728
General Motors Co.
Series 2023-2, Class A, 5.34%, 06/15/2030 (a)	25,000,000	25,639,707
Series 2024-1A, Class A1, 5.13%, 03/15/2029 (a)	8,000,000	8,102,831
Series 2024-4A, Class A1, 4.73%, 11/15/2029 (a)	50,000,000	50,250,415
GM Financial Revolving Receivables Trust
Series 2022-1, Class A, 5.91%, 10/11/2035 (Callable 11/11/2027) (a)	64,950,000	67,349,688
Series 2024-1, Class A, 4.98%, 12/11/2036 (Callable 03/11/2029) (a)	11,752,000	11,944,699
IPFS Corp.
Series 2023-A, Class A, 5.80%, 03/15/2028 (a)	57,270,000	57,921,624
Series 2024-F, Class A, 4.75%, 08/15/2029 (a)	35,175,000	35,394,661
Series 2025-B, Class A, 4.85%, 02/15/2030 (a)	26,025,000	26,242,910
Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 01/18/2028 (Callable 04/15/2027) (a)	18,750,000	18,922,821
Navient Student Loan Trust
Series 2021-GA, Class A, 1.58%, 04/15/2070 (Callable 03/15/2030) (a)	12,222,929	10,945,893
Series 2022-A, Class A, 2.23%, 07/15/2070 (Callable 06/15/2030) (a)	18,548,017	16,742,635
Series 2022-BA, Class A, 4.16%, 10/15/2070 (Callable 08/15/2030) (a)	44,337,863	43,395,781
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 07/15/2033) (a)	50,897,650	51,773,802
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (Callable 09/20/2029) (a)	21,797,953	20,264,164
SBA Depositor LLC, 1.84%, 04/15/2027 (Callable 04/15/2026) (a)	94,050,000	88,571,268
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053 (a)	115,341,298	117,159,043
Synchrony Bank
Series 2023-A1, Class A, 5.54%, 07/15/2029	60,950,000	61,770,326
Series 2024-A1, Class A, 5.04%, 03/15/2030	14,625,000	14,820,683
Towd Point Asset Trust, Series 2021-SL1, Class A1, 1.05%, 11/20/2061 (a)	5,342,274	5,100,150
Towd Point Mortgage Trust
Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 04/25/2025) (a)(e)	7,266,550	7,063,801
Series 2020-MH1, Class A1A, 2.18%, 02/25/2060 (Callable 04/25/2025) (a)(e)	11,399,401	11,075,259
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 04/25/2035 (Callable 04/25/2027) (a)	25,625,000	25,341,905
Verizon Master Trust
Series 2024-5, Class A, 5.00%, 06/21/2032 (Callable 06/20/2029) (a)	56,365,000	57,382,090
Series 2024-8, Class A1A, 4.62%, 11/20/2030 (Callable 11/20/2027)	79,775,000	80,310,657
TOTAL ASSET-BACKED SECURITIES (Cost $1,531,488,770)		1,539,595,762

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%	Par	Value
Federal Home Loan Mortgage Corp.
Series K071, Class A2, 3.29%, 11/25/2027 (Callable 11/25/2027)	25,854,000	25,232,022
Series K072, Class A2, 3.44%, 12/25/2027 (Callable 12/25/2027)	6,050,000	5,925,424
Series K073, Class A2, 3.35%, 01/25/2028 (Callable 01/25/2028)	1,350,000	1,318,342
Series K074, Class A2, 3.60%, 01/25/2028 (Callable 01/25/2028)	21,922,000	21,545,544
Series K076, Class A2, 3.90%, 04/25/2028 (Callable 04/25/2028)	70,395,000	69,647,011
Series K077, Class A2, 3.85%, 05/25/2028 (Callable 05/25/2028) (e)	41,215,000	40,707,821
Series K078, Class A2, 3.85%, 06/25/2028 (Callable 06/25/2028)	26,488,633	26,162,105
Series K080, Class A2, 3.93%, 07/25/2028 (Callable 07/25/2028) (e)	14,950,000	14,785,972
Series K082, Class A2, 3.92%, 09/25/2028 (Callable 09/25/2028) (e)	56,545,000	55,892,239
Series K083, Class A2, 4.05%, 09/25/2028 (Callable 09/25/2028) (e)	1,375,000	1,364,479
Series K-1510, Class A2, 3.72%, 01/25/2031 (Callable 01/25/2031)	39,850,000	38,546,052
Series K156, Class A3, 3.70%, 06/25/2033 (Callable 06/25/2033) (e)	11,088,000	10,452,588
Series K752, Class A2, 4.28%, 07/25/2030 (Callable 07/25/2030)	90,775,000	90,383,905
Federal National Mortgage Association
Series 2020-M47, Class A2, 1.25%, 10/25/2032 (e)	66,288,000	56,235,067
Series 2022-M10, Class A2, 1.94%, 01/25/2032 (e)	16,975,000	14,474,881
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $483,375,686)		472,673,452

MUNICIPAL BONDS - 0.5%	Par	Value
Atlanta Independent School System, 5.56%, 03/01/2026	4,465,000	4,505,863
California Community Choice Financing Authority
5.95%, 08/01/2029	3,155,000	3,209,759
6.13%, 04/01/2030	5,000,000	5,145,509
California Qualified School Bond Joint Powers Authority, 7.16%, 03/01/2027	2,265,000	2,346,329
Colorado Housing and Finance Authority, 6.50%, 11/01/2053 (Callable 05/01/2032)	28,555,000	30,482,385
Dallas Fort Worth International Airport
2.25%, 11/01/2031 (Callable 11/01/2030)	2,500,000	2,185,397
2.42%, 11/01/2032 (Callable 11/01/2030)	5,000,000	4,315,086
2.52%, 11/01/2033 (Callable 11/01/2030)	1,220,000	1,037,040
Idaho Housing & Finance Association, 6.50%, 01/01/2065 (Callable 07/01/2032)	15,000,000	16,157,926
Kentucky Housing Corp., 3.50%, 01/01/2040 (Callable 07/01/2025)	585,000	578,696
Louisiana Housing Corp., 2.10%, 12/01/2038 (Callable 05/01/2025)	583,732	519,949
Maine State Housing Authority, 2.60%, 11/15/2046 (Callable 11/15/2030)	10,000,000	6,887,034
Maryland Community Development Administration, 3.16%, 09/01/2041 (Callable 09/01/2025)	350,000	347,197
Maryland Economic Development Corp., 4.00%, 04/01/2034 (Callable 01/01/2034)	18,115,000	12,835,443
Massachusetts Educational Financing Authority
3.85%, 05/25/2033	7,086,482	6,936,474
6.07%, 07/01/2033	7,855,000	8,334,177
Minnesota Housing Finance Agency
2.73%, 08/01/2046 (Callable 07/01/2025)	1,767,567	1,503,015
3.20%, 06/01/2047 (Callable 07/01/2026)	3,898,172	3,458,019
3.00%, 10/01/2047 (Callable 01/01/2027)	4,705,123	4,096,158
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)	45,000,000	23,658,003
3.30%, 04/01/2032 (Callable 01/01/2032)	35,000,000	24,282,279
2.87%, 07/01/2035 (Callable 01/01/2035)	17,100,000	12,724,962
New Hampshire Health and Education Facilities Authority Act, 5.04%, 11/01/2034	7,000,000	6,888,841
New Hampshire Housing Finance Authority, 4.00%, 07/01/2036 (Callable 07/01/2025)	1,075,000	1,071,871
New Jersey Higher Education Student Assistance Authority, 3.50%, 12/01/2039 (Callable 12/01/2028) (f)	7,130,000	6,753,918
New York State Dormitory Authority, 2.22%, 07/01/2035	15,000,000	12,244,920
North Carolina Housing Finance Agency, 6.50%, 01/01/2055 (Callable 07/01/2032)	12,465,000	13,149,411
State Public School Building Authority, 2.97%, 04/01/2027	5,800,000	5,649,835
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/2049	8,800,000	7,035,994
West Contra Costa Unified School District, 6.25%, 08/01/2030	1,785,000	1,936,278
Western Michigan University Homer Stryker MD School of Medicine, 4.75%, 11/15/2028	11,640,000	11,718,221
Westvaco Corp., 7.67%, 01/15/2027 (a)	8,000,000	8,243,706
TOTAL MUNICIPAL BONDS (Cost $299,883,632)		250,239,695

OTHER GOVERNMENT RELATED SECURITIES - 0.2%	Par	Value
Electricite de France SA
5.65%, 04/22/2029 (Callable 03/22/2029) (a)	22,000,000	22,690,826
5.95%, 04/22/2034 (Callable 01/22/2034) (a)	12,000,000	12,442,519
Freeport Indonesia PT, 5.32%, 04/14/2032 (Callable 01/01/2032) (a)	15,000,000	14,718,027
NBN Co. Ltd.
2.63%, 05/05/2031 (Callable 02/05/2031) (a)	18,875,000	16,814,126
2.50%, 01/08/2032 (Callable 10/08/2031) (a)	46,650,000	40,151,498
Petroleos Mexicanos
5.95%, 01/28/2031 (Callable 10/28/2030)	558,000	472,448
6.70%, 02/16/2032 (Callable 11/16/2031)	1,020,000	896,252
6.35%, 02/12/2048	8,500,000	5,658,580
TOTAL OTHER GOVERNMENT RELATED SECURITIES (Cost $123,591,401)		113,844,276

SHORT-TERM INVESTMENTS - 1.5%		Value
Money Market Funds - 1.5%	Shares
First American Government Obligations Fund - Class U, 4.29% (g)	819,074,259	819,074,259
TOTAL SHORT-TERM INVESTMENTS (Cost $819,074,259)		819,074,259

TOTAL INVESTMENTS - 100.5% (Cost $55,556,600,587)		53,172,255,102
Liabilities in Excess of Other Assets - (0.5)%		(246,235,063)
TOTAL NET ASSETS - 100.0%		$52,926,020,039
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $10,500,319,138 or 19.8% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Issuer is currently in default.
(d)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(f)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2025, the total value of securities subject to the AMT was $6,753,918 or 0.0% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Baird Aggregate Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$18,990,401,611	$–	$18,990,401,611
U.S. Treasury Securities	–	15,473,942,024	–	15,473,942,024
Agency Residential Mortgage-Backed Securities	–	10,863,148,462	–	10,863,148,462
Non-Agency Residential Mortgage-Backed Securities	–	2,580,677,149	–	2,580,677,149
Non-Agency Commercial Mortgage-Backed Securities	–	2,068,658,412	–	2,068,658,412
Asset-Backed Securities	–	1,539,595,762	–	1,539,595,762
Agency Commercial Mortgage-Backed Securities	–	472,673,452	–	472,673,452
Municipal Bonds	–	250,239,695	–	250,239,695
Other Government Related Securities	–	113,844,276	–	113,844,276
Money Market Funds	819,074,259	–	–	819,074,259
Total Investments	$819,074,259	$52,353,180,843	$–	$53,172,255,102

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.